ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

THE COMMODORE SPIRIT®

PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

PROSPECTUS DATED APRIL 30, 2020

This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the "Contracts." Annuity Investors Life Insurance Company® (the "Company") is the issuer of the Contracts.

The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax- deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The offering of the Contracts to new purchasers has been suspended. However, existing Contract owners may continue to make additional Purchase Payments.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account B (the "Separate Account"). Each Subaccount invests in shares of a registered investment company or a portfolio of a registered investment company (each, a "Portfolio"). The Subaccounts available under the Contract invest in the corresponding Portfolios listed below.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Oppenheimer V.I. Capital Appreciation Fund – Series I Shares Invesco Oppenheimer V.I. Conservative Balanced Fund – Series I Shares

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series I Shares

Invesco Oppenheimer V.I. Main Street Fund® – Series I Shares Invesco V.I. American Value Fund – Series I Shares

Invesco V.I. Comstock Fund – Series I Shares

Invesco V.I. Core Equity Fund – Series I Shares Invesco V.I. Diversified Dividend Fund – Series I Shares Invesco V.I. Health Care Fund – Series I Shares Invesco V.I. High Yield Fund – Series I Shares Invesco V.I. Small Cap Equity Fund – Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio – Class II Morningstar Conservative ETF Asset Allocation Portfolio – Class II

Morningstar Growth ETF Asset Allocation Portfolio – Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class

II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund – Class I

VP Large Company Value Fund – Class I

VP Mid Cap Value Fund – Class I

VP Ultra® Fund – Class I

BNY Mellon Investment Portfolios

MidCap Stock Portfolio – Service Shares

Technology Growth Portfolio – Initial Shares

BNY Mellon Stock Index Fund, Inc.

BNY Mellon Stock Index Fund, Inc. – Initial Shares

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio (Closed)

Davis Variable Account Fund, Inc.

Davis Value Portfolio (Closed)

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP – Class A

Franklin Templeton Variable Insurance Products Trust Templeton Foreign VIP Fund – Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio – Institutional Shares Janus Henderson VIT Enterprise Portfolio – Institutional Shares Janus Henderson VIT Forty Portfolio – Institutional Shares Janus Henderson VIT Global Research Portfolio – Institutional Shares (Closed)

Janus Henderson VIT Overseas Portfolio – Institutional Shares

Janus Henderson VIT Research Portfolio – Institutional Shares

Morgan Stanley Variable Insurance Fund, Inc. Core Plus Fixed Income Portfolio – Class I Discovery Portfolio – Class I

U.S. Real Estate Portfolio – Class I

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio – Administrative Class PIMCO Total Return Portfolio – Administrative Class

The Timothy Plan

The Timothy Plan Conservative Growth Portfolio Variable Series (Closed)

The Timothy Plan Strategic Growth Portfolio Variable Series (Closed)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares Wilshire Variable Insurance Trust Wilshire Global Allocation Fund

BNY Mellon Variable Investment Fund Appreciation Portfolio – Initial Shares Government Money Market Portfolio – Initial Shares Growth and Income Portfolio – Initial Shares Opportunistic Small Cap Portfolio – Initial Shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Effective April 30, 2020, Invesco V.I. Mid Cap Growth Fund merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.

Closed Subaccounts

Investment options listed above as "(Closed)" are available only to Contract owners who held Accumulation Units in the applicable Subaccount on the cutoff date listed below. If you have funds allocated to one of these closed Subaccounts, please see Appendix D: Closed Subaccounts.

Cutoff Date
Calamos® Advisors Trust: Calamos Growth and Income Portfolio	April 30, 2012
Davis Variable Account Fund, Inc.: Davis Value Portfolio	April 30, 2015
Janus Aspen Series: Janus Henderson VIT Global Research Portfolio-	November 30, 2004
Institutional Shares
The Timothy Plan: The Timothy Plan Conservative Growth Variable Series	November 30, 2004
The Timothy Plan: The Timothy Plan Strategic Growth Variable Series	November 30, 2004

Fixed Investment Options

The fixed investment options are provided through the Company's Fixed Account. The Contracts currently offer the following fixed investment options:

∙	Fixed Accumulation Account Option	∙	Fixed Account Option Five-Year Guarantee Period
∙	Fixed Account Option One-Year Guarantee Period	∙	Fixed Account Option Seven-Year Guarantee Period

∙Fixed Account Option Three-Year Guarantee Period

Supplement for Contracts Issued Before June 1, 2009 with Guaranteed Withdrawal Benefit Riders

If your Contract effective date is before June 1, 2009, your Contract includes Guaranteed Withdrawal Benefit Riders. You should carefully read the Supplement Dated April 30, 2020 for Contracts Issued Before June 1, 2009 and keep it for future reference. Your Contract effective date is set out on your Contract specifications page.

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This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the applicable Portfolio prospectuses. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information ("SAI"), dated April 30, 2020, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission ("SEC"). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other information regarding the Contracts, the Separate Account or the Company) at the SEC's Web site: http://www.sec.gov. The SEC file number for the Contract is 333-19725. The table of contents for the SAI is printed on the last page of this prospectus.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

∙Neither the Contract nor a Participant's interest in the Contract is a deposit or obligation of a bank or credit union or guaranteed by a bank or credit union.

∙Neither the Contract nor a Participant's interest in the Contract is FDIC or NCUSIF insured.

∙Both the Contract and a Participant's interest in the Contract involve investment risk and may lose value.

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Right to Cancel

You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to interests in the group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

Our contract and certificate form numbers A801-BD(NQRev.3/97)-3, A801-BD(QRev.3/97)-3, G801-BD(97)-3, C801-BD(97)-3, G801- BD(04)-3, C801-BD(04)-3, P1809003NW, P1809103NW, P2008603NW, and P2008703NW. Our form numbers may vary by state.

Internet Delivery of Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the Portfolios available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by contacting the Company at 1- 800-789-6771.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by contacting the Company at 1-800-789-6771. Your election to receive reports in paper will apply to all Portfolios available under your Contract.

TABLE OF CONTENTS
DEFINITIONS ...............................................................................................................................................................................................	6
EXPENSE TABLES ......................................................................................................................................................................................	7
Table A: Contract Owner Transaction Expenses......................................................................................................................................	7
Table B: Annual Expenses........................................................................................................................................................................	8
Table C: Total Annual Portfolio Operating Expenses ...............................................................................................................................	8
Examples ..................................................................................................................................................................................................	8
FINANCIAL INFORMATION .........................................................................................................................................................................	9
OVERVIEW ...................................................................................................................................................................................................	9
What is the Separate Account? ................................................................................................................................................................	9
What Are the Contracts?...........................................................................................................................................................................	9
What Benefits Are Available under the Contract?...................................................................................................................................	10
What Are the Risks Related to the Contract? .........................................................................................................................................	10
How Do I Purchase or Cancel a Contract? .............................................................................................................................................	10
Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract? ..........................................................................	10
What Other Charges and Deductions Apply to the Contract? ................................................................................................................	10
How Do I Contact the Company? ...........................................................................................................................................................	11
THE PORTFOLIOS .....................................................................................................................................................................................	11
Overview .................................................................................................................................................................................................	11
Portfolios, Share Classes, Advisors and Portfolio Investment Categories..............................................................................................	11
THE FIXED ACCOUNTS ............................................................................................................................................................................	13
Fixed Accumulation Account...................................................................................................................................................................	13
Fixed Account Options with Guarantee Periods .....................................................................................................................................	13
PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS............................................................................................	14
Overview .................................................................................................................................................................................................	14
Purchase Payments................................................................................................................................................................................	14
Investment Options—Allocations ............................................................................................................................................................	15
CHARGES AND DEDUCTIONS .................................................................................................................................................................	15
Overview .................................................................................................................................................................................................	15
Charges and Deductions Assessed against Your Contract ....................................................................................................................	16
Charges and Deductions Assessed against the Separate Account .......................................................................................................	17
Maximum Charges and Deductions........................................................................................................................................................	17
Discretionary Waivers of Charges ..........................................................................................................................................................	17
TRANSFERS ..............................................................................................................................................................................................	18
WITHDRAWALS AND SURRENDERS.......................................................................................................................................................	20
Systematic Withdrawal............................................................................................................................................................................	20
CONTRACT LOANS ...................................................................................................................................................................................	21
ANNUITY BENEFIT ....................................................................................................................................................................................	21
DEATH BENEFIT ........................................................................................................................................................................................	22
Death Benefit Amount.............................................................................................................................................................................	22
Death Benefit Amount (Version 1) ..........................................................................................................................................................	22
Death Benefit Amount (Version 2) ..........................................................................................................................................................	24
Death Benefit Amount (Version 2E)........................................................................................................................................................	25
Death Benefit Amount (Version 3) ..........................................................................................................................................................	25
Death Benefit Payment ...........................................................................................................................................................................	27
Payment of Benefits ....................................................................................................................................................................................	27
SETTLEMENT OPTIONS ...........................................................................................................................................................................	28
Forms of Benefit Payments Under Settlement Options ..............................................................................................................................	29
THE CONTRACTS......................................................................................................................................................................................	29
Cancellation and Termination .................................................................................................................................................................	30
Persons with Rights under a Contract ....................................................................................................................................................	30
ABANDONED PROPERTY AND ESCHEATMENT ....................................................................................................................................	31
ANNUITY INVESTORS LIFE INSURANCE COMPANY® ...........................................................................................................................	31
THE SEPARATE ACCOUNT ......................................................................................................................................................................	32
VOTING OF PORTFOLIO SHARES ...........................................................................................................................................................	32
DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS ..........................................................................................................................	33
FEDERAL TAX MATTERS .........................................................................................................................................................................	33
4

Tax Deferral on Annuities .......................................................................................................................................................................	33
Tax-Qualified Retirement Plans ..............................................................................................................................................................	33
Nonqualified Deferred Compensation Plans...........................................................................................................................................	34
Summary of Income Tax Rules...............................................................................................................................................................	34
Required Distributions.............................................................................................................................................................................	36
DELIVERY OF DOCUMENTS TO CONTRACT OWNERS ........................................................................................................................	36
THE REGISTRATION STATEMENT ..........................................................................................................................................................	36
STATEMENT OF ADDITIONAL INFORMATION........................................................................................................................................	38
APPENDIX A: CONDENSED FINANCIAL INFORMATION.......................................................................................................................	39
APPENDIX B: TRANSFER RESTRICTIONS.............................................................................................................................................	48
APPENDIX C: DEATH BENEFIT AMOUNT (VERSION 2E)......................................................................................................................	50
APPENDIX D: CLOSED SUBACCOUNTS ................................................................................................................................................	61

DEFINITIONS

The capitalized terms defined in this section will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained in the section of this prospectus where they are primarily used.

Account Value. The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner's interest in the Subaccounts and the Owner's interest in the Fixed Account options.

Accumulation Period. The period during which Purchase Payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Commencement Date.

Accumulation Unit. A share of a Subaccount that an Owner purchases during the Accumulation Period. Accumulation Unit Value. The value of an Accumulation Unit at the end of a Valuation Period.

The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Annuity Commencement Date. The first day of the first payment interval for which an annuity benefit payment is to be made. For tax- qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner's 70th birthday. For non-tax-qualified forms, the Annuity Commencement Date is generally the Owner's 85th birthday, or five years after the Contract's effective date, if later.

Benefit Payment Period. The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

Benefit Unit. A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

Benefit Unit Value. The value of a Benefit Unit at the end of a Valuation Period.

The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. Thereafter, the Benefit Unit Value for a Subaccount at the end of a Valuation Period is determined by multiplying the previous Benefit Unit Value by the Net Investment Factor for that Subaccount for the current Valuation Period and multiplying the number again by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate, which is already incorporated in the calculation of variable dollar benefit payments.

CDSC. Contingent deferred sales charge.

Company. Annuity Investors Life Insurance Company. The words "we" "us" and "our" also refer to the Company.

Death Benefit Commencement Date. The first day of the first payment interval for a Death Benefit that is paid as periodic payments or the date of payment for a Death Benefit that is paid as a lump sum. The Beneficiary designates the Death Benefit Commencement Date when filing a claim by Written Request. It can be no earlier than the date that we have received at our administrative office both Due proof of the death of the Owner and a claim in Good Order with instructions as to the form of the Death Benefit.

Death Benefit Valuation Date. The date the death benefit is valued. It is the date that the Company receives at its administrative office both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

Good Order. We cannot process information or a request until we have received your instructions in "Good Order" at our administrative office. We will consider information or a request to be in "Good Order" when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in "Good Order," instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions ("paperwork") mailed to our post office box as received by us when the payment or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Net Asset Value. The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the SEC.

Net Investment Factor. The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. The Net Investment Factor for each Valuation Period reflects changes to the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits and charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.

Owner. For purposes of this prospectus, references to the Owner mean the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the group contract itself.) The words "you" and "your" also refer to the Owner.

Portfolio. A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.

Purchase Payments. An amount paid to us for this Contract, less any fee charged by the person remitting payments and the deduction of applicable premium or other taxes.

SEC. Securities and Exchange Commission.

Separate Account. Annuity Investors Variable Account B, which is an account that was established and is maintained by the Company.

Subaccount. A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this Prospectus.

Surrender Value. At any time, the Surrender Value is the Account Value as of the end of the applicable Valuation Period minus the CDSC that would apply upon a surrender; the outstanding balance of any loans; and any applicable premium tax or other taxes not previously deducted. On full surrender, the contract maintenance fee will also be deducted from the Surrender Value.

Tax-Qualified Contract. A contract that is intended to qualify for special tax treatment for retirement savings. The Contract specifications page indicates whether this Contract is a Tax-Qualified Contract.

Valuation Date. A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

Valuation Period. The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

Written Request. Information provided to us or a request made to us that is:

∙complete and satisfactory to us;

∙on our form or in a manner satisfactory to us; and

∙received by us at our administrative office.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Additional Details. The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated: variable account value, fixed account value, Accumulation Unit Values; and Benefit Unit Values.

EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.

Table A: Contract Owner Transaction Expenses

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options, or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Maximum Contingent Deferred Sales Charge (as to Purchase Payments only)(1)	7.00%	7.00%
Transfer Fee(2)	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Interest Spread(3)	3.00%	7.00%

(1)The contingent deferred sales charge is calculated as a percentage of Purchase Payments withdrawn or surrendered. This charge applies to each Purchase Payment separately. The charge on each Purchase Payment decreases to zero after 7 years. We may waive the contingent deferred sales charge under certain circumstances. See the Charges and Deductions section of this prospectus for more information about the contingent deferred sales charge and the circumstances in which it may be waived.

(2)The transfer fee currently applies to transfers in excess of 12 in any contract year.

(3)Generally, we require collateral in an amount equal to 110% of the outstanding loan balance. The loan interest spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to collateral may be as low as 1%, depending on the Contract, the maximum loan interest spread is 7%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest rate spread will be higher than 7%.

Table B: Annual Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of the average value of the Owner's interest in the Subaccounts.

			Enhanced Group Version
		Enhanced Group	with Administration
	Standard Version	Version	Charge Waived
Annual Contract Maintenance Fee	$30	$30	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%	0.95%	0.95%
Administration Charge	0.15%	0.15%	0.00%
Total Separate Account Annual Expenses	1.40%	1.10%	0.95%

All contract owners may receive the standard version of the Contract. Certain groups that meet higher underwriting or other criteria may be eligible to obtain the enhanced group version of the Contract. When we also expect to incur reduced administrative expenses, we may also waive the Administration Charge.

If you surrender your Contract, we will apply the contract maintenance fee at that time.

Table C: Total Annual Portfolio Operating Expenses

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and expense, and other expenses. More detail concerning each Portfolio's fees and expenses is contained in the prospectus of that Portfolio.

Minimum Maximum

0.27%1.53%

The minimum expenses are the expenses of the BNY Mellon Stock Index Fund, Inc. The maximum expenses are the expenses of the PIMCO Real Return Portfolio.

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2019. Actual expenses of a Portfolio in future years may be higher or lower.

The Portfolios in the ALPS Variable Investment Trust (Morningstar Portfolios) and the Wilshire Variable Insurance Trust are structured as "fund of funds" and invest in other investment companies (acquired funds). As a result, each Morningstar portfolio and Wilshire portfolio will likely incur higher expenses than a fund that invests directly in securities and you will effectively be paying a portion of the management fees and other expenses of the Acquired Funds.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A above), the annual expenses (described in Table B above), and Portfolio operating expenses (described in Table C above). Your actual costs may be higher or lower than the costs shown in the examples.

Example 1: Contract with Maximum Fund Operating Expenses

Assumptions

∙You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

∙The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (1.53%) are incurred.

By comparing the costs shown in the tables below, you can see the impact of contingent deferred sales charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We
also assume that the applicable contingent deferred sales charge is	$1,031	$1,559	$2,183	$4,439
incurred. In this case, your costs would be:
We assume that you keep your Contract and leave your money in your
Contract for the entire period or you annuitize your Contract at the end of	$331	$1,059	$1,883	$4,439
the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:
Example 2: Contract with Minimum Fund Operating Expenses
Assumptions

∙You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

∙The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the minimum Portfolio expenses (0.27%) are incurred.

By comparing the costs shown in the tables below, you can see the impact of contingent deferred sales charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We
also assume that the applicable contingent deferred sales charge is	$903	$1,155	$1,477	$2,839
incurred. In this case, your costs would be:
We assume that you keep your Contract and leave your money in your
Contract for the entire period or you annuitize your Contract at the end of	$203	$655	$1,177	$2,839
the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:

FINANCIAL INFORMATION

Condensed Financial Information. Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes: (1) year-end accumulation unit values for each Subaccount for each of the last 10 fiscal years through December 31, 2019, or from the end of the year of inception of a Subaccount, if later, to December 31, 2019; and (2) number of accumulation units outstanding as of the end of each period.

Financial Statements. The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

OVERVIEW

What is the Separate Account?

The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.

What Are the Contracts?

The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard fee structure or with the administration charge waived, as described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general.

During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.

During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period.

What Benefits Are Available under the Contract?

∙Annuity Benefit. When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected.

∙Death Benefit. A Death Benefit will be paid under the Contract if the Owner dies during the Accumulation Period.

A partial surrender or withdrawal from the Contract may result in the reduction of the Death Benefit that is greater than the amount of the partial surrender or withdrawal.

What Are the Risks Related to the Contract?

∙The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease.

o The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. As of the date of this prospectus, the COVID-19 pandemic has led to significant volatility and negative returns in the financial markets. These market conditions have impacted the performance of the variable investment options available under the Contract. If these market conditions continue, and depending on your individual circumstances (e.g., your selected variable investment options and the timing of any Purchase Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a Financial Professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Contract, such as making Purchase Payments, transfers, or withdrawals, based on your individual circumstances.

∙We may not be able to pay claims related to the annuity or death benefits.

oThe economic impacts of the COVID-19 pandemic may negatively affect our financial condition and results of operations. The extent to which the COVID-19 pandemic impacts financial markets, the global economy, and our financial strength and claims-paying ability will depend on future developments that cannot be predicted with certainty. We continue to be subject to significant state solvency regulations that require us to reserve amounts to pay our contractual guarantees.

∙A contingent deferred sales charge may apply if you withdraw money from your Contract or surrender your Contract.

∙A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances.

How Do I Purchase or Cancel a Contract?

The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative.

You may cancel a Contract within 20 days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section of this prospectus.

Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?

A contingent deferred sales charge may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 7% for each Purchase Payment. The CDSC percentage decreases over by 1% annually to 0% after seven years from the date of receipt of each Purchase Payment.

The CDSC will be waived in its entirety following the tenth Contract anniversary for Contracts issued pursuant to Internal Revenue Code Section 403(b) (if the Contract is issued without an employer plan endorsement), including those issued to Contract Owners in the Texas Teachers Retirement System. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus.

A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the surrender. Tax consequences of a withdrawal or surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted under certain tax-qualified retirement plans.

What Other Charges and Deductions Apply to the Contract?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

∙a transfer fee for certain transfers among investment options;

∙an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

∙a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived);

∙an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

∙premium taxes, if any.

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ended December 31, 2019 are described in the Portfolio prospectuses and SAIs.

How Do I Contact the Company?

Any questions or inquiries should be directed to P.O. Box 5423, Cincinnati, Ohio 45201-5423. Please include the Contract number and the Owner's name. You may also call the Company at 1-800 789-6771, or visit us at our web site, www.gaig.com .

THE PORTFOLIOS

Overview

The Separate Account is divided into Subaccounts. Each Subaccount invests in the corresponding Portfolio listed below. The prospectus of each Portfolio contains information about its investment objectives, policies and practices, its investment advisor and other service providers, and its expenses. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.

You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gaig.com/annuities/pages/variable-compliance-docs.aspx .

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.

Each Morningstar Portfolio and the Wilshire Portfolio listed in the table below is structured as a "fund of funds". A "fund of funds" attempts to achieve its investment objective by investing in other investment companies (each, an "Acquired Fund"), which in turn invests directly in securities. Each Morningstar Portfolio and the Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Morningstar Portfolios and the Wilshire Portfolio will likely incur higher expenses than funds that invest directly in securities.

Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	SHARE	ADVISOR	INVESTMENT CATEGORY
CLASS

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Capital	Series I	Invesco Advisers, Inc.
Appreciation Fund			US Equity Large Cap Growth: Large Growth

Invesco Oppenheimer V.I. Conservative	Series I	Invesco Advisers, Inc.
Balanced Fund			Cautious Allocation: Large Blend

Invesco Oppenheimer V.I. Discovery Mid	Series I	Invesco Advisers, Inc.
Cap Growth Fund			US Equity Mid Cap: Mid Growth

Invesco Oppenheimer V.I. Main Street	Series I	Invesco Advisers, Inc.
Fund®			US Equity Large Cap Blend: Large Blend

Invesco V.I. American Value Fund	Series I	Invesco Advisers, Inc.	US Equity Mid Cap: Mid Value
Invesco V.I. Comstock Fund	Series I	Invesco Advisers, Inc.	US Equity Large Cap Value: Large Value
Invesco V.I. Core Equity Fund	Series I	Invesco Advisers, Inc.	US Equity Large Cap Blend: Large Blend
Invesco V.I. Diversified Dividend Fund	Series I	Invesco Advisers, Inc.	US Equity Large Cap Value: Large Value
Invesco V.I. Health Care Fund	Series I	Invesco Advisers, Inc.	Healthcare Sector Equity: Large Growth
Invesco V.I. High Yield Fund	Series I	Invesco Advisers, Inc.	US Fixed Income
Invesco V.I. Small Cap Equity Fund	Series I	Invesco Advisers, Inc.	US Equity Small Cap: Small Growth
ALPS Variable Investment Trust
Morningstar Balanced ETF Asset		ALPS Advisers, Inc. Sub-
	Class II	Advisor: Morningstar Investment
Allocation Portfolio
		Management LLC	Moderate Allocation: Large Blend

Morningstar Conservative ETF Asset		ALPS Advisers, Inc. Sub-
	Class II	Advisor: Morningstar Investment
Allocation Portfolio
		Management LLC	Cautious Allocation: Large Value

Morningstar Growth ETF Asset Allocation	Class II	ALPS Advisers, Inc. Sub-
Portfolio		Advisor: Morningstar Investment	Aggressive Allocation: Large Blend

PORTFOLIO	SHARE	ADVISOR	INVESTMENT CATEGORY
CLASS

Management LLC
Morningstar Income and Growth ETF		ALPS Advisers, Inc. Sub-
	Class II	Advisor: Morningstar Investment
Asset Allocation Portfolio
		Management LLC	Cautious Allocation: Large Blend

American Century Variable Portfolios, Inc.
VP Capital Appreciation Fund	Class I	American Century Investment
		Management, Inc.	US Equity Mid Cap: Mid Growth

VP Large Company Value Fund	Class I	American Century Investment
		Management, Inc.	US Equity Large Cap Value: Large Value

VP Mid Cap Value Fund	Class I	American Century Investment
		Management, Inc.	US Equity Mid Cap: Mid Value

VP Ultra® Fund	Class I	American Century Investment
		Management, Inc.	US Equity Large Cap Growth: Large Growth

BNY Mellon Investment Portfolios
MidCap Stock Portfolio	Service	BNY Mellon Investment Adviser,
	Shares	Inc.	US Equity Mid Cap: Mid Blend

Technology Growth Portfolio	Initial Shares	BNY Mellon Investment Adviser,
		Inc.	Technology Sector Equity: Large Growth

BNY Mellon Stock Index Fund, Inc.
BNY Mellon Investment Adviser,
Inc.
BNY Mellon Stock Index Fund, Inc.	Initial Shares	Index Manager: Mellon
Investments Corporation (an

affiliate of BNY Mellon Investment
		Adviser, Inc.)	US Equity Large Cap Blend: Large Blend
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Investment Adviser,
BNY Mellon Sustainable U.S. Equity	Initial Shares	Inc.
Portfolio, Inc.		Sub-Advisor: Newton Investment

		Management Limited	US Equity Large Cap Blend: Large Blend
BNY Mellon Variable Investment Fund
Adviser: BNY Mellon Investment
Appreciation Portfolio	Initial Shares	Adviser, Inc.
		Sub-Adviser: Fayez Sarofim & Co.	US Equity Large Cap Blend: Large Growth
Dreyfus Cash Investment
Government Money Market Portfolio		Strategies, a division of BNY
		Mellon Investment Adviser, Inc.	US Money Market
Growth and Income Portfolio	Initial Shares	BNY Mellon Investment Adviser,
		Inc.	US Equity Large Cap Growth: Large Growth

Opportunistic Small Cap Portfolio	Initial Shares	BNY Mellon Investment Adviser,
		Inc.	US Equity Small Cap: Small Blend

Deutsche DWS Investments VIT Funds
DWS Small Cap Index VIP	Class A	DWS Investment Management
		Americas, Inc.	US Equity Small Cap: Small Blend

Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel,
		LLC	Global Equity Large Cap: Large Value

Janus Aspen Series
Janus Henderson VIT Balanced Portfolio	Institutional	Janus Capital Management LLC
	Shares		Moderate Allocation: Large Blend

Janus Henderson VIT Enterprise Portfolio	Institutional	Janus Capital Management LLC
	Shares		US Equity Mid Cap: Mid Growth

Janus Henderson VIT Forty Portfolio	Institutional	Janus Capital Management LLC
	Shares		US Equity Large Cap Growth: Large Growth

Janus Henderson VIT Overseas Portfolio	Institutional	Janus Capital Management LLC
	Shares		Global Equity Large Cap: Large Blend

Janus Henderson VIT Research Portfolio	Institutional	Janus Capital Management LLC
	Shares		US Equity Large Cap Growth: Large Growth

PORTFOLIO	SHARE	ADVISOR	INVESTMENT CATEGORY
CLASS

Morgan Stanley Variable Insurance Fund, Inc.
Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment
		Management, Inc.	US Fixed Income

Discovery Portfolio	Class I	Morgan Stanley Investment
		Management, Inc.	US Equity Mid Cap: Mid Growth

U.S. Real Estate Portfolio	Class I	Morgan Stanley Investment
		Management, Inc.	Real Estate Sector Equity: Mid Value

PIMCO Variable Insurance Trust
PIMCO Real Return Portfolio	Administrative	Pacific Investment Management
	Class	Company LLC	US Fixed Income

PIMCO Total Return Portfolio	Administrative	Pacific Investment Management
	Class	Company LLC	US Fixed Income

Wilshire Variable Insurance Trust
Wilshire Global Allocation Fund		Wilshire Associates Incorporated	Moderate Allocation: Large Blend

The investment category for a Portfolio that is listed in the table above was assigned by an unaffiliated provider of independent investment research and is based on portfolio statistics and compositions over the past three years.

THE FIXED ACCOUNTS

The available fixed investment options are:

∙Fixed Accumulation Account Option

∙Fixed Account Option One-Year Guarantee Period

∙Fixed Account Option Three-Year Guarantee Period

∙Fixed Account Option Five-Year Guarantee Period

∙Fixed Account Option Seven-Year Guarantee Period

Note: Currently, you may not allocate Purchase Payments or transfer amounts to the Fixed Account Option One-Year Guarantee Period.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

There are restrictions on allocations to the Fixed Accounts, which are more fully described in the Purchase Payments and Investment Options-Allocations sections of this prospectus. There are also restrictions on transfers to and from the Fixed Accounts, which are described more fully in the Transfers section of this prospectus.

Fixed Accumulation Account

Amounts allocated to the Fixed Accumulation Account will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

Fixed Account Options with Guarantee Periods

Amounts allocated to a Fixed Account option with a guarantee period will receive a stated rate of interest for the guarantee period. The stated rate of interest will not change during the applicable guarantee period. The stated rate of interest will be equal to or greater than the minimum required under the law of the state when and where the Contract is issued.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period when the stated rate of interest for the option is 3.5%. The $5,000 you allocated to the option will earn interest at a rate of 3.5% per year, compounded annually, for the next five years.

Renewal of Fixed Account Options with Guarantee Periods. At the end of a guarantee period and for 30 days preceding the end of the period, the Owner may elect a new option to replace the option that is then maturing. The Company will notify the Owner of the date on which the amount matures and Fixed Account options available at that time.

The entire amount in the maturing option may be re-allocated to any of the then-current Fixed Account options or Subaccounts. The Owner may not re-allocate to a Fixed Account option with a guarantee period that would extend beyond the annuity commencement date (the "latest date").

If the Owner does not elect a new option, the entire amount maturing will be re-allocated to the maturing option so long as its guarantee period does not extend beyond the "latest date." If the guarantee period extends beyond the "latest date," the entire amount maturing will be re-allocated to the Fixed Account option with the longest available guarantee period that expires before the "latest date" or, failing that, the Fixed Accumulation option.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period. At the end of the five-year guarantee period, the "latest date" will occur in nine years. You do not elect a new option. The $5,000 is re-allocated to the Fixed Account Option Five- Year Guarantee Period for another five years. At the end of second five-year guarantee period, the "latest date" will occur in four years. Once again, you do not elect a new option. The $5,000 cannot be re-allocated to the Fixed Account Option Five-Year Guarantee Period because the five-year guarantee period will extend beyond the "latest date." No Fixed Account option with a shorter guarantee period is then available. The $5,000 is re-allocated to the Fixed Accumulation Account option.

PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS

Overview

Each Contract allows for an Accumulation Period during which Purchase Payments are invested according to the Owner's instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. For more information on these programs, see the Automatic Transfer Programs section of this prospectus. The telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders or withdrawals, systematic withdrawals, or contract loans (if available). These withdrawal features are described more fully in the Surrender and Withdrawals and Contract Loans sections of this prospectus.

Purchase Payments

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are set out in the table below.

	Tax-Qualified	Non-Tax-Qualified
Minimum initial Purchase Payment	$2,000	$5,000
Minimum monthly payments under periodic payment program	$50	$100
Minimum additional payments	$50	$50
Maximum single Purchase Payment	$65,000 or Company approval	$65,000 or Company approval
Maximum total Purchase Payments	$500,000 or Company approval	$500,000 or Company approval

The Company reserves the right to increase or decrease the minimum initial Purchase Payment or minimum Purchase Payment under a periodic payment program, the minimum allowable additional Purchase Payment, or the maximum single Purchase Payment, at its discretion and at any time, where permitted by law. The Company may, in its sole discretion, restrict or prohibit the allocation of Purchase Payments to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Processing of Purchase Payments. Each Purchase Payment will be applied by the Company to the credit of the Owner's account.

∙If the application or order ticket form is in Good Order, the Company will apply the initial Purchase Payment to the Owner's account within two business days of receipt of the Purchase Payment at the Company's administrative office.

∙If the application or order ticket form is not in Good Order, the Company will attempt to get the application or order ticket form in Good Order within five business days. If the application or order ticket form is not in Good Order at the end of this period, the Company will inform the applicant of the reason for the delay and that the Purchase Payment will be returned immediately unless he or she specifically gives the Company consent to keep the Purchase Payment until the application or order ticket form is in Good Order. Once the application or order ticket form is in Good Order, the Purchase Payment will be applied to the Owner's account within two business days.

Each additional Purchase Payment is credited to a Contract as of the Valuation Date on which the Company receives the Purchase Payment and any related allocation instructions in Good Order at its administrative office. If any portion of the additional Purchase Payment is allocated to a Subaccount, it will be applied at the next Accumulation Unit Value calculated after the Company receives the Purchase Payment and related allocation instructions in Good Order at its administrative office.

Unforeseen Processing Delays. We are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. While many of our employees and the employees of our service providers are able to work remotely, those remote work arrangements may result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate Accumulation Unit Values, or have other possible negative impacts. There can be no assurance that our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

Investment Options—Allocations

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. The current restrictions on allocations are set out in the table below. The Company may, in its sole discretion, restrict, delay or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Tax-Qualified and Non-Tax-Qualified
Minimum allocation to any Subaccount	$10
Minimum allocation to Fixed Accumulation Account	$10
Minimum allocation to a Fixed Account option with a guarantee	$2,000
period	No amounts may be allocated to a guarantee period option that would extend beyond the Annuity Commencement Date.
Restrictions on allocations to either Five-Year Guarantee	For Contracts issued after May 1, 2004 for states where the
Interest Rate Option or Seven-Year Guarantee Interest Rate	Company has received regulatory approval, amounts may be
Option	allocated to the Five-Year Guarantee Interest Rate Option and the
Seven-Year Guarantee Interest Rate Option only during the first contract year.
Restrictions on allocations during right to cancel period	No current restrictions; however, the Company reserves the right to require that Purchase Payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.

Principal Guarantee Program. An Owner may elect to have the Company allocate a portion of a Purchase Payment to the Fixed Account Option Seven-Year Guarantee Period (the "Seven Year Option") such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total Purchase Payment (so long as there are no surrenders or withdrawals or loans from the Contract). The Company determines the portion of the Purchase Payment that must be allocated to the Seven Year Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the Purchase Payment after seven years. The remainder of the Purchase Payment will be allocated according to the Owner's instructions. The minimum Purchase Payment eligible for the principal guarantee program is $5,000. The principal guarantee program is only available during the first contract year.

Example: You make one Purchase Payment of $100,000 and you elect the principal guarantee program. At the time of your purchase, the interest rate for the Seven Year Option is 3.75%. We allocate $77,282.87 to the Seven Year Option. You allocate the remaining $22,717.13 to a variable investment option. The $77,282.87 allocated to the Seven Year Option earns interest at an annual rate of 3.75%. The variable investment option performs poorly and, for the seven-year period, has a return of -5%.

∙Because you selected the principal guarantee program, the $77,282.87 allocated to the Seven Year Option grows to $100,000 after seven years. On the other hand, you lose $1,135.86 (-5% x $22,717.13) in the variable option during the seven-year period. The $22,717.13 allocated to the variable option declines to $21,581.27 ($22,717.13 - $1,135.86). As a result, your account value is $121,581.27 ($100,000 + $21,581.27) after seven years.

∙If you did not select the principal guarantee program and allocated all of your Purchase Payment to the variable option, your account would have a –5% return for the seven-year period. In this case, you would lose $5,000 (-5% x $100,000) and your account value would be $95,000 ($100,000 - $5,000) after seven years.

	With Principal Guarantee Program		Without Principal Guarantee Program
	At time of purchase	After 7 years	At time of purchase	After 7 years
Seven Year Option	$77,282.87	$100,000.00	$0	$0
Variable Option	$22,717.13	$21,581.27	$100,000	$95,000
Account Value	$100,000.00	$121,581.27	$100,000	$95,000

The amount that must be allocated to the Seven Year Option under the principal guarantee program varies based on the interest rate in effect at the time of the Purchase Payment.

∙A higher interest rate means that a smaller portion of the Purchase Payment must be allocated to the Seven Year Option.

∙A lower interest rate means that a larger portion of the Purchase Payment must be allocated to the Seven Year Option.

CHARGES AND DEDUCTIONS

Overview

There are two types of charges and deductions assessed by the Company.

∙Charges and deductions we assess against your Contract

∙Charges and deductions we assess against the Separate Account

Charges and Deductions Assessed against Your Contract

There are charges assessed to the Contract that are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees, and premium taxes, where applicable.

Contingent Deferred Sales	Purpose of Charge: Offset expenses incurred by the Company in the sale of the Contracts, including
Charge ("CDSC")		commissions paid and costs of sales literature.
Amount of Charge	Up to 7% of each Purchase Payment withdrawn from the Contract depending on number of years elapsed between the date of receipt of the Purchase Payment and the date written request for withdrawal or surrender is received. The CDSC is calculated as a percentage of the Purchase Payment withdrawn or surrendered.

	Number of full years elapsed	0	1	2	3	4	5	6	7 +
	CDSC	7%	6%	5%	4%	3%	2%	1%	0%

When and How Deducted	On surrenders or withdrawals of Purchase Payments, not earnings, during Accumulation Period. For purposes of calculating the CDSC, we process withdrawals and surrenders against Purchase Payments in the order in which we received the Purchase Payments.
Waivers	∙ Free withdrawal privilege. See the Surrender and Withdrawals section of this prospectus for information.
∙ In the Company's discretion where the Company incurs reduced sales and servicing expenses.
∙ Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.
∙ If the Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (1) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (2) after Contract has been in force 10 years or more.
∙ Long-term care waiver rider. See the Surrender and Withdrawals section of this prospectus for information.
∙ If the Social Security Administration determines after the Contract is issued that the Owner is
"disabled" as that term is defined in the Social Security Act of 1935, as amended.
∙ See Stepped Up Account Value. See the Step Up in Account Value for Successor Owner section of this prospectus for information.
∙ Where required to satisfy state law or required for participation in certain retirement plans.

Deduction for Contingent Deferred Sales Charge When You Take a Withdrawal. Unless you instruct us otherwise, any contingent deferred sales charge that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the charge is 4%, you request $100, and no waiver applies, you receive $100, the charge is $4.17, and the total withdrawal from your account is $104.17.

Contract Maintenance Fee Purpose of Charge: Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year.
When and How Deducted	During the Accumulation Period, the charge is deducted pro rata from amounts invested in the
Subaccounts on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period, a portion of the charge is deducted from each variable dollar benefit payment.
Waivers	∙ During the Accumulation Period if the Account Value is at least $40,000 on the date the charge is due (individual contracts only).
∙ During the Benefit Payment Period if the amount applied to a variable dollar benefit is at least
$40,000 (individual contracts only).
∙ In the Company's discretion where the Company incurs reduced sales and servicing expenses.
∙ During the Benefit Payment Period where required to satisfy state law.

Transfer Fee	Purpose of Charge: Offset cost incurred in administering the Contracts.
Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that the Company would impose on a transfer is $30.
16

When and How Deducted	During the Accumulation Period, the fee is deducted from the amount transferred.
Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

Premium Taxes. Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time Purchase Payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

Expenses Related to Loans. If loans are available under your Contract and you borrow money under the loan provisions of your Contract, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. For more information about loans, see the Contract Loans section of the prospectus.

Charges and Deductions Assessed against the Separate Account

There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the administration charge and the mortality and expense risk charge.

Administration Charge	Purpose of Charge: Offset expenses incurred in administering the Contracts and the Separate
Account.
Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.
When and How Deducted	During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.
Waivers	May be waived or reduced in the Company's discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense	Purpose of Charge: Compensation for bearing certain mortality and expense risks under the Contract.
Risk Charge	Mortality risks arise from the Company's obligation to make benefit payments during the Benefit
Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.
Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.
When and How Deducted	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.
Waivers	When the Company expects to incur reduced sales and servicing expenses with respect to a group contract, it may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as "Enhanced Group Versions" of the Contract. The mortality and expense risk charge under an Enhanced Contract is a daily charge of 0.002615% of the daily Net Asset Value for each
Subaccount, which corresponds to an effective annual rate of 0.95%.

Expenses of the Portfolios. In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses, which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

Maximum Charges and Deductions

Except as indicated above, the Company will never charge more to a Contract than the fees and charges described above, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus if, in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

Discretionary Waivers of Charges

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

TRANSFERS

If allowed by the Company, in its sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, between Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer at its administrative office. Transfers to a Subaccount will be processed at the next Accumulation Unit Value calculated after the Company receives the transfer request in Good Order at its administrative office. The Company may, in its sole discretion, restrict, delay or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Current Restrictions on Transfers. The current restrictions on transfers are set out in the table below.

Minimum Transfer Amounts	Tax-Qualified and Non-Tax-Qualified
Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less than $1,000
Minimum transfer from Fixed Account option	$500 or balance of Fixed Account option, if less
Minimum transfer to Fixed Accumulation Account	None
Minimum transfer to Fixed Account option with guarantee	$2,000
period	No amounts may be transferred to a guarantee period option that would extend beyond the Annuity Commencement Date.
Maximum Transfer Amounts	Tax-Qualified and Non-Tax-Qualified
Maximum transfer from Fixed Accumulation Account	During any contract year, 20% of the Fixed Account option's value as of the most recent Contract anniversary.
Maximum transfer from maturing Fixed Account option with	The amount contained in the maturing Fixed Account option with
guarantee period	guarantee period.
Maximum transfer from non-maturing Fixed Account option	During any contract year, 20% of the Fixed Account option's value
with guarantee period	as of the most recent Contract anniversary without penalty.
Timing Restrictions	Tax-Qualified and Non-Tax-Qualified
Timing restrictions on transfers from Fixed Account options	∙ Transfers from Fixed Account options may not be made prior to first Contract anniversary.
∙ Amounts transferred from Fixed Account options to
Subaccounts may not be transferred back to Fixed Account
options for a period of six months from the date of the original transfer.
Timing restrictions on transfers to Fixed Account option with	For Contracts issued after May 1, 2004 in states where the
guarantee period	Company has received regulatory approval, amounts may be
transferred to the Three-Year Guarantee Interest Rate Option only during the first contract year.

How to Request a Transfer. Currently, instead of placing a request in writing, an Owner may place a request to transfer all or part of the Account Value by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1- 800-789-6771, or via facsimile at 513-768-5115, or over the Internet through the Company's web site at www.gaig.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company's web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days' written notice to affected Contract Owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, the Company will not be liable for refusing to comply with transfer instructions that are not in Good Order or that the Company reasonably believes are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

Automatic Transfer Programs. During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge.

Minimum Account and
Service	Description	Transfer Requirements	Limitations/Notes
Dollar Cost Averaging Note	Automatic transfers from the	Source of funds must be at least	Dollar cost averaging transfers
Dollar cost averaging requires	money market Subaccount to	$10,000. Minimum transfer per	may not be made to any of the
regular investments regardless of	any other Subaccount(s), or from	month is $500. When balance of	Fixed Account options. The
fluctuating price levels and does	the Fixed Accumulation Account	source of funds falls below $500,	dollar cost averaging transfers
not guarantee profits or prevent	option (where available) to any	entire balance will be allocated	will take place on the last
losses in a declining market. You	Subaccount(s), on a monthly or	according to dollar cost	Valuation Date of each
should consider your financial	quarterly basis.	averaging instructions.	calendar month or quarter as
ability to continue dollar cost			requested by the Owner.
averaging transfers through
periods of changing price levels.
Portfolio Rebalancing Note	Automatically transfer amounts	Minimum Account Value of	Transfers will take place on the
Portfolio rebalancing does not	between the Subaccounts and	$10,000.	last Valuation Date of each
guarantee profits or prevent	the Fixed Accumulation Account		calendar quarter. Portfolio
losses in a declining market.	option (where available) to		rebalancing will not be
	maintain the percentage		available if the dollar cost
	allocations selected by the		averaging program or an
	Owner.		interest sweep from the Fixed
Accumulation Account option is
being utilized.
Interest Sweep	Automatic transfers of the	Balance of each Fixed Account	Interest sweep transfers will
	income from any Fixed Account	option selected must be at least	take place on the last Valuation
	option(s) to any Subaccount(s).	$5,000. Maximum transfer from	Date of each calendar quarter.
		each Fixed Account option	Interest sweep is not available
		selected is 20% of such Fixed	from the Seven-Year
		Account option's value per year.	Guarantee Interest Rate Option
		Amounts transferred under the	if the Principal Guarantee
		interest sweep program will	Program is selected.
reduce the 20% maximum
transfer amount otherwise
allowed.

Changes in or Termination of Automatic Transfer Programs. The Owner may terminate any of the automatic transfer programs at any time but must give the Company at least 30 days' notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at 1-800-789-6771, by U.S. or overnight mail, or by facsimile at 513- 768-5115. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

Restrictions on Transfers Relate to Active Trading Strategies. Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as "market-timing" or "short-term trading"). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Transfer restrictions may vary by state.

Appendix B to this prospectus contains more information about the processes and restrictions.

WITHDRAWALS AND SURRENDERS

An Owner may take a withdrawal or surrender a Contract during the Accumulation Period. A contingent deferred sales charge (CDSC) may apply to a withdrawal or a surrender.

Unless you instruct us otherwise, any CDSC that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the CDSC rate is 4%, you request $100, and no waiver applies, you receive $100, the charge is $4.17, and the total withdrawal from your account is $104.17.

Restrictions and Charges on Withdrawals and Surrenders. The restrictions and charges on withdrawals and surrenders are set out in the table below.

Minimum amount of withdrawal	$500
Minimum remaining Surrender Value after withdrawal	$500
Contract maintenance fee on surrender	$30 (no CDSC applies to fee)
Contingent deferred sales charge	Up to 7% of Purchase Payments
Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for certain SIMPLE IRAs)
Amount available for withdrawal or surrender	∙ Tax-Qualified Contract: Account Value, subject to tax law or
(valued as of end of Valuation Period in which request for	employer plan restrictions on withdrawals or surrenders
surrender or withdrawal is received by the Company)	∙ Non-Tax-Qualified Contract: Account Value, subject to employer plan restrictions on withdrawals
Order of withdrawal for purposes of CDSC	∙ First from accumulated earnings (no CDSC applies); and
(order may be different for tax purposes)	∙ Then from Purchase Payments in the order in which we receive them
(CDSC may apply)

A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the request unless the Owner requests that the withdrawal be from a specific investment option.

A withdrawal or surrender is effective on the Valuation Date during which the Company receives the request at its administrative office and will be processed at the next Accumulation Unit Value calculated after the Company receives the request in Good Order at its administrative office. Payment may be delayed if it includes an amount paid to the Company by a check that has not yet cleared. Processing and payment from a Fixed Account option may be delayed for up to six months after receipt of the request as allowed by state law. If the Company delays processing and payment, it will comply with the applicable state law. Payment from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either:

(1)determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

Free Withdrawal Privilege. During the first contract year, the Company will waive the CDSC on an amount equal to not more than 10% of all Purchase Payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (1) accumulated earnings (Account Value in excess of Purchase Payments); or (2) 10% of the Account Value as of the last Contract anniversary.

If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.

Long-Term Care Waiver Rider. If the Long-Term Care Waiver Rider is available in your state, it is automatically provided with your Contract. If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawal may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first Contract anniversary. There is no charge for this rider.

Systematic Withdrawal

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. For systematic withdrawals, the minimum monthly withdrawal amount is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization but will result in different taxation of payments and a potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract. The Company may make loans to Owners of certain tax-qualified Contracts.

Loan Costs. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge is 8%. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved to the Fixed Accumulation Account option. The collateral will earn a fixed rate of interest applicable to loan collateral, which will be equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Generally, we require the collateral amount to be 110% of the outstanding loan balance. The restrictions that otherwise apply to the Fixed Accumulation Account do not apply to transfers of collateral amounts to the Fixed Accumulation Account or to such amounts no longer required to collateralize the loan.

The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the "loan interest spread."

∙Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount in the Fixed Accumulation Account is 1%, the maximum loan interest spread is 7%.

∙Because we are currently charging 6% interest on loans and we are crediting 3% interest on collateral, the current loan interest spread is 3%.

∙A plan administrator or employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum loan interest spread will be higher than 7% and the current loan interest spread will be higher than 3%.

Any unpaid interest will be added to the loan. As a result, it will be compounded and be part of the loan.

Impact of Loans. If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can withdraw from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.

If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment.

Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would have increased if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

ANNUITY BENEFIT

Annuity Commencement Date. You may designate the date that annuity payments will begin and may change the date up to 30 days before annuity payments are scheduled to begin. The Annuity Commencement Date generally must be no later than the Contract anniversary following your 85th birthday or five years after the Contract's effective date, whichever is later. It can be later only if we agree.

Annuity Benefit Amount. The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period.

Form of Annuity Benefit Payments. The Owner may select any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to payments for the life of the Annuitant with 10 years of payments assured, as described in the Settlement Options section of this prospectus. For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, these payments will be a combination of variable and fixed dollar payments. For all other Contracts, these payments will be fixed dollar payments.

DEATH BENEFIT

A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse (or civil union partner/domestic partner in applicable states) becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.

A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal.

Death Benefit Amount

The calculation of the Death Benefit Amount depends on the form of individual Contract that you received, or the form of the master group Contract that was issued. The different forms contain provisions that affect the way the Death Benefit Amount is calculated.

The charts in the sections below are intended to help you identify the version of the Death Benefit that applies to your Contract. If you have questions about which version of the Death Benefit applies, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Individual Contracts. If you own an individual Spirit Contract, you can determine whether Version 1, Version 2 or Version 3 applies to your Contract by matching your contract and endorsement form numbers to the form numbers in the chart below.

Form Numbers for Individual Contracts	Issue Dates
Death Benefit Version 1	Applies to all individual contracts issued before
A801-BD(Q Rev. 3/97)-3 with no death benefit endorsement	November 11, 2000, and to contracts in certain
A801-BD(NQ Rev. 3/97)-3 with no death benefit endorsement	states after that date
Death Benefit Version 2 and Version 2E	Applies to individual contracts issued in certain
A801-BD(Q Rev. 3/97)-3 with 2000 Death Benefit Endorsement (E1802100NW)	states after November 11, 2000
A801-BD(NQ Rev. 3/97)-3 with 2000 Death Benefit Endorsement (E1802100NW)
Note: Death Benefit Version 2E will apply to your Contract only if you selected the optional enhanced death benefit when you purchased your Contract.

Death Benefit Version 3	Applies to most individual contracts issued on
A801-BD(Q Rev. 3/97)-3 with 2003 Death Benefit Endorsement (E1807503NW)	or after June 1, 2003
A801-BD(NQ Rev. 3/97)-3 with 2003 Death Benefit Endorsement (E1807503NW)
P1809003NW
P1809103NW

Group Contracts. If you are the owner of a master group Spirit Contract, you can determine whether Version 1 or Version 3 applies to your group Contract by matching your master group contract and endorsement form numbers to the form numbers in the chart below.

If you are a participant under a master group Spirit Contract, the version of the Death Benefit that applies to the master group Contract also applies to your certificate. If you have questions about which version of the Death Benefit applies, you may contact the owner of the master group Contract, or you may contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423 or call us at 1-800-789-6771.

Note: If a certificate was issued to a participant on or after June 1, 2003, the date on which the certificate was issued does not determine which version of the Death Benefit applies.

Form Numbers for Master Group Contracts	Issue Dates
Death Benefit Version 1	Applies to all master group Contracts issued before June 1,
G801-BD(97)-3 with no death benefit endorsement	2003, and to certain master group Contracts issued after
G801-BD(04)-3 with no death benefit endorsement	that date, and to all certificates issued to participants under those particular master group Contracts
Death Benefit Version 3	Applies to certain master group Contracts issued on or
G801-BD(97)-3 with 2003 Death Benefit Endorsement (E2007803NW)	after June 1, 2003, and all certificates issued to participants
G801-BD(97)-3 with 2003 Death Benefit Endorsement (E2008003NW)	under those particular master group Contracts
P20086003NW

Death Benefit Amount (Version 1)

Scenario A: If you die before age 80 and before the Annuity Commencement Date, the death benefit will be based on the largest of the following three amounts:

1)The Account Value on the Death Benefit Valuation Date;

2)The total Purchase Payment(s), with interest at three percent (3%) per year compounded annually, less any withdrawals and any contingent deferred sales charges that applied to those amounts; or

3)The largest Account Value on any Contract anniversary after the fourth Contract anniversary and prior to the Death Benefit Valuation Date, less any withdrawals after such Account Value was determined and any contingent deferred sales charges that applied to those amounts.

Scenario B: If you die after age 80 and before the Annuity Commencement Date, the death benefit will be based on the largest of the following three amounts:

1)The Account Value on the Death Benefit Valuation Date;

2)The total Purchase Payment(s), with interest at three percent (3%) per year compounded annually through the Contract anniversary prior to your 80th birthday, less any withdrawals and any contingent deferred sales charges that applied to those amounts; or

3)The largest Account Value on any Contract anniversary after the fourth Contract anniversary and prior to your 80th birthday, less any withdrawals after such Account Value was determined and any contingent deferred sales charges that applied to those amounts.

Scenario C: If your Contract was issued to you after age 80 and you die before the Annuity Commencement Date, the death benefit will be based on the greater of:

1)The Account Value on the Death Benefit Valuation Date; or

2)The total Purchase Payment(s), less any withdrawals and any contingent deferred sales charges that applied to those amounts.

The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

Example of Determination of Death Benefit Amount for Version 1—Scenario A. This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 1 Death Benefit amount is calculated.

This example assumes:

∙your total Purchase Payments equal $100,000 and our Account Value is $90,000,

∙the "largest Account Value" is $140,000,

∙you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000, and

∙the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

It also assumes that, for purposes of calculating the Death Benefit Amount, total Purchase Payments will be increased by interest in the amount of $42,576, which represents interest at an annual effective rate of 3% for 15 years.

Step One: Calculate the Purchase Payment amount, increased by interest and reduced for withdrawals.

Purchase Payments	$100,000
Plus interest	+ 42,576
Purchase Payments increased by interest	142,576
Less reduction for withdrawals	– 10,000
Purchase Payments increased by interest and
and reduced for withdrawals	$132,576

Step Two: Calculate the largest Account Value amount, reduced for withdrawals.

Largest Account Value	$140,000
Less reduction for withdrawals	– 10,000
Largest Account Value reduced for withdrawals	$130,000

Step Three: Determine the Death Benefit amount.
Immediately after the withdrawal, the applicable amounts are:
∙ Account Value	$80,000
∙ reduced Purchase Payments, increased by interest	$132,576
∙ reduced largest Account Value	$130,000

Immediately after the withdrawal, the reduced Purchase Payments plus interest of $132,576 is greater than the reduced largest Account Value of $130,000 and the Account Value of $80,000, so the Death Benefit amount would be $132,576.

Death Benefit Amount (Version 2)

The Death Benefit will be based on the greatest of:

1)the Account Value on the Death Benefit Valuation Date; or

2)the Minimum Death Benefit; or

3)the Historic High Value;

The reduction for a withdrawal will be the same percentage as the percentage reduction in the Account Value. A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

Minimum Death Benefit. The Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for withdrawals, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

∙If the Owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 3%, to the Death Benefit Valuation Date.

∙If the Owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 3%, to the Contract anniversary prior to the 80th birthday.

∙No interest will be added if the Owner was Age 80 before this Contract was issued.

Historic High Value. The Historic High Value is equal to the High Value, reduced proportionally for withdrawals taken after the High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

High Value. The High Value is the largest Account Value on the fifth or any subsequent Contract anniversary, but before the Death Benefit Valuation Date and prior to Age 80. If this Contract was issued after the Owner's 75th birthday, there is no High Value. This means there is no Historic High Value.

Example of Determination of Death Benefit Amount for Version 2. This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 2 Death Benefit amount is calculated.

This example assumes:

∙your total Purchase Payments equal $100,000 and your Account Value is $90,000,

∙the "High Value" is $140,000,

∙you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000; and

∙the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

It also assumes that, for purposes of calculating the Death Benefit Amount, total Purchase Payments will be increased by interest in the amount of $42,576, which represents interest at an annual effective rate of 3% for 15 years.

Step One: Calculate the proportional reduction in the Purchase Payment amount.

1 –	$80,000	Account Value immediately after withdrawal			= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal				Reduction

$100,000	Purchase	x 11.1111%	Percentage	= $11,111	Proportional
	Payments		Reduction		Reduction

Step Two: Calculate the Minimum Death Benefit (reduced Purchase Payment amount, increased by interest).

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111
Purchase Payments reduced for withdrawals	88,889
Plus interest	+ 42,576
Minimum Death Benefit	$131,465

Step Three: Calculate the proportional reduction in the High Value.

1 –	$80,000	Account Value immediately after withdrawal			= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal				Reduction

$140,000	High	x 11.1111%	Percentage	= $15,556	Proportional
	Value		Reduction		Reduction

Step Four: Calculate the Historic High Value amount, which is the same as the reduced High Value amount.

High Value	$140,000
Less proportional reduction for withdrawals	– 15,556
Historic High Value	$124,444

Step Five: Determine the Death Benefit amount.
Immediately after the withdrawal, the applicable amounts are:
∙ Account Value	$80,000
∙ Minimum Death Benefit	$131,465
∙ Historic High Value	$124,444

Immediately after the withdrawal, the Minimum Death Benefit of $131,465 is greater than the Historic High Value of $124,444 and the Account Value of $80,000, so the Death Benefit amount would be $131,465.

Death Benefit Amount (Version 2E)

See Appendix C for information about Death Benefit Amount (Version 2E).

Death Benefit Amount (Version 3)

The Death Benefit will be based on the greatest of:

1)the Account Value on the Death Benefit Valuation Date; or

2)the total of all your Purchase Payments, reduced proportionally for partial surrenders; or

3)the Historic High Value.

The reduction for a withdrawal will be the same percentage as the percentage reduction in the Account Value. A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total account value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

Historic High Value. The Historic High Value is equal to the lesser of (1) 200% of the total Purchase Payments, reduced proportionally for withdrawals; and (2) the High Value, reduced proportionally for withdrawals taken after the High Value was reached.

High Value. The High Value is the largest Account Value on the fifth or any subsequent Contract anniversary, but before the Death Benefit Valuation Date and prior to Age 65.

∙If the Contract was issued after the Owner's 60th birthday, there is no High Value.

∙If the Death Benefit Valuation Date is before the fifth Contract anniversary, then there is no High Value.

∙If there is no High Value then there is no Historic High Value.

Example of Determination of Death Benefit Amount for Version 3. This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 3 Death Benefit amount is calculated.

This example assumes:

∙your total Purchase Payments equal $100,000 and your Account Value is $90,000,

∙the "High Value" is $140,000,

∙you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000, and

∙the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

Step One: Calculate the proportional reduction in the Purchase Payments.
1 –	$80,000	Account Value immediately after withdrawal			= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal				Reduction

$100,000	Purchase	x 11.1111%	Percentage	= $11,111	Proportional
	Payments		Reduction		Reduction

Step Two: Calculate the reduced Purchase Payment amount.
Purchase Payments				$100,000
Less proportional reduction for withdrawals				– 11,111
Purchase Payments reduced for withdrawals				$88,889

Step Three: Calculate the proportional reduction in the High Value.
1 –	$80,000	Account Value immediately after withdrawal			= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal				Reduction

$140,000	High	X 11.1111%	Percentage	= $15,556	Proportional
	Value		Reduction		Reduction

Step Four: Calculate the reduced High Value amount.
High Value				$140,000
Less proportional reduction for withdrawals				– 15,556
High Value reduced for withdrawals				$124,444

Step Five: Calculate the proportional reduction in the 200% Purchase Payment amount.

1 –	$80,000	Account Value immediately after withdrawal			= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal				Reduction

$200,000	200%	x 11.1111%	Percentage	= $22,222	Proportional
	Purchase		Reduction		Reduction

Payments

Step Six: Calculate the reduced 200% Purchase Payment amount.
200% Purchase Payments	$200,000
Less proportional reduction for withdrawals	– 22,222
200% Purchase Payments reduced for withdrawals	$177,778

Step Seven: Determine the Death Benefit amount.
Immediately after the withdrawal, the applicable amounts are:
∙ Account Value	$80,000
∙ reduced Purchase Payments amount	$88,889
∙ reduced High Value amount	$124,444
∙ reduced 200% Purchase Payments amount	$177,778

First, determine the Historic High Value by comparing the reduced High Value amount and the reduced 200% Purchase Payment amount. Immediately after the withdrawal, the reduced High Value of $124,444 is less than the reduced 200% Purchase Payments of $177,778. As a result, the Historic High Value is the reduced High Value of $124,444.

Next, compare the Account Value, the reduced Purchase Payment amount, and the Historic High Value amount. Immediately after the withdrawal, the Historic High Value of $124,444 is greater than both the reduced Purchase Payments of $88,889 and the Account Value of $80,000, so the Death Benefit amount would be $124,444.

Death Benefit Payment

For all Contracts, an Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner's death. If no election as to the form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit with monthly payments for a fixed period of four years.

The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner's death. The day a death benefit is paid in a lump sum may not be more than five years after the Owner's date of death.

Death Benefit payments shall be made to the Beneficiary as payee. In lieu of that, after the death of the Owner, a Beneficiary which is a non-natural person may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. Any such election by a non-natural person as Beneficiary shall be by Written Request and may be made or changed at any time.

The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. However, if the Beneficiary is a non-natural person, then any payments under a life option will be based on the life of a person to whom the Beneficiary is obligated, who must be designated by the Beneficiary by Written Request before the Death Benefit Commencement Date.

In any event, if the Beneficiary is a non-natural person, any Death Benefit amounts remaining payable on the death of the payee will be paid to any contingent payee designated by the Beneficiary by Written Request, or if none is surviving at the time payment is to be made, then to the Beneficiary.

PAYMENT OF BENEFITS

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Company promises to pay a stream of benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to the Owner. Benefit payments may be calculated and paid: (1) as a fixed dollar benefit; (2) as a variable dollar benefit; or (3) as a combination of both. Only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

Lump Sum Payments of Death Benefits Prior to January 1, 2012. Prior to January 1, 2012, if the beneficiary was an individual and the lump sum payment option was selected, we may have paid the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account was called the Great American Benefit Choice Account. We sent the beneficiary a personalized "checkbook" for this account.

If the beneficiary has not closed this account, then the beneficiary may still withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.

The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.

Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed. Commuted values, if available, may be taken no sooner than five years after the applicable Commencement Date. Commuted values are not available for any option based on life expectancy.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be smaller as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be smaller as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

For life contingent settlement options, the death of the Annuitant may result in only a single payment being made. For fixed period settlement options, the periodic payments will continue for the entire fixed period even if the Annuitant dies during the payment period.

Option	Description
Income for a Fixed Period	The Company will make periodic payments for a fixed period of 5 to 30 years.
(Payment intervals of 1 to 4 years are available for death benefit settlement options only.)
Life Annuity with Payments for a Fixed Period	The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.
Joint and One-Half Survivor Annuity	The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
Life Annuity	The Company will make periodic payments until the death of the person on whose life the benefit payments are based.

For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40% male) with interest at 1% per year, compounded annually.

For all other Contracts, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually.

The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

FORMS OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS

Fixed Dollar Payments. Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value that the Company is currently paying for settlement options of that type. The amount of the payment per $1,000 of value will never be less than the guaranteed minimum amount. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

Variable Dollar Payments. The variable dollar base benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company's minimum guaranteed settlement option factors.

The amount of each variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base benefit payment includes a fixed rate of interest, benefit payments will be less than the base payment if the net investment performance of the applicable Subaccount(s) is less than the fixed rate of interest. Benefit payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is more than the fixed rate of interest.

The amount of each benefit payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described below. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is generally the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.

The deduction for the contract maintenance fee is equal to the amount of the annual fee divided by the number of benefit payments to be made over a 12-month period.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base benefit payment among the Subaccount(s) selected in the percentages indicated by the Owner (or payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Statement of Additional Information.

Considerations in Selecting a Settlement Option and Payment Forms. Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).

∙Generally, the longer the period over which payments are made or the more frequently the payments are made, the smaller the amount of each payment because more payments will be made.

∙For life contingent settlement options, the longer the life expectancy of the Annuitant or Beneficiary, the smaller the amount of each payment because more payments are expected to be paid.

∙Fixed dollar payments will remain level for the duration of the payment period.

∙The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The daily investment factor and the assumed interest rate also affect the amount by which variable dollar payments increase or decrease.

Additional information about the net investment factor and the assumed interest rate is included in the Statement of Additional Information.

THE CONTRACTS

Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group Owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant's interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the state modifications that apply to your Contract or certificate, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

Cancellation and Termination

Right to Cancel. The Owner of an individual Contract may cancel it before midnight of the 20th day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the Purchase Payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received at the Company's administrative office. When required by state or federal law, the Company will return the Purchase Payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all Purchase Payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.

Termination. The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered, and the Company will pay the Owner the amount that would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company's involuntary surrender right as described above.

Persons with Rights under a Contract

Owner. The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

Joint Owners. There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make Purchase Payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse (or civil union partner/domestic partner in applicable states) of a deceased Owner may not become a Successor Owner but will be deemed to be the Beneficiary of the death benefit that becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

Successor Owner. The surviving spouse (or civil union partner/domestic partner in applicable states) of a deceased Owner may become a Successor Owner if the surviving spouse (or civil union partner/domestic partner in applicable states) was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse (or civil union partner/domestic partner in applicable states) to become a Successor Owner, the Owner must make an election prior to the Owner's death, or the surviving spouse (or civil union partner/domestic partner in applicable states) must make an election within one year of the Owner's death.

Prior to May 1, 2004, the Successor Owner provisions of the Contract were available only by endorsement and may not have been available in all states.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the Successor Owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with those rules. For this purpose, a civil union partner/domestic partner is not considered a spouse.

Civil Union Partners, and Domestic Partners. Federal tax law does not recognize a civil union or domestic partnership as a marriage. Although a civil union partner/domestic partner may become a successor owner in applicable states, the favorable tax treatment provided by deferral tax law to a surviving spouse in NOT available to a surviving civil union partner/domestic partner. For information about federal tax laws, please consult a tax advisor.

Step Up in Account Value for Successor Owner. If the surviving spouse (or civil union partner/domestic partner in applicable states) of a deceased Owner becomes a Successor Owner of the Contract, the Account Value may be increased. There is no additional charge associated with this feature. Any such increase will be equal to the amount, if any, that the Account Value would have been increased on the Death Benefit Valuation Date if your spouse (or civil union partner/domestic partner) had elected to take the Death Benefit. An increase will only apply if the Death Benefit would have been based on a return of premium value, a historic value, or any other Death Benefit calculation value that is greater than the Account Value.

For this purpose, the Death Benefit Valuation Date is the earlier of: (1) the date that we have received at our administrative office both Due Proof of Death and a Written Request to become successor owner of the Contract; or (2) the first anniversary of death. Any such increase shall be effective on the Death Benefit Valuation Date, and shall be allocated proportionally among the Subaccounts and the Fixed Account options based on the value of each such option as of the end of the Valuation Period immediately before that date.

Annuitant. The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax- qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

Beneficiary. The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner's estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.

Payee. Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.

Assignee. Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ABANDONED PROPERTY AND ESCHEATMENT

Every state has unclaimed property laws. These laws generally declare annuity contracts to be abandoned after a period of inactivity of three to five years (1) from the first day of the period during which annuity benefit payments are to be paid; or (2) from the date of death for which a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Beneficiary does not come forward to claim the death benefit in a timely manner, the unclaimed property laws will apply.

If a death benefit, annuity benefit payments, or other Contract proceeds are unclaimed, we will pay them to the abandoned property division or unclaimed property office of the applicable state. (Escheatment is the formal, legal name for this process.) For example, on an unclaimed death benefit, depending on the circumstances, the proceeds are paid (1) to the state where the Beneficiary last resided, as shown on our books and records; (2) to the state where the Owner last resided, as shown on our books and records; or (3) to Ohio, which is our state of domicile. The state will hold the proceeds without interest until a valid claim is made by the person entitled to the proceeds.

If the Contract owner dies and we are unable to locate the beneficiary, or if the Contract requires annuity benefit payments to start and we cannot locate the owner, the Account Value of the Contract will remain in the Subaccount and Fixed Account options until the death benefits or Contract proceeds are claimed or escheated. If escheated, the death benefit amount or Contract proceeds will be finally determined using the Account Value at the end of the Valuation Period that is no more than seven days before date that we make the escheat payment to the state.

To prevent escheatment of the death benefit, annuity benefit payments or other proceeds from your annuity, it is important:

∙to update your contact information, such as your address, phone number and email address, if and as it changes; and

∙to update your Beneficiary and other designations, including complete names, complete addresses, phone numbers, and social security numbers, if and as they change.

Please contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771, to make such changes.

State unclaimed property laws do not apply to annuity contracts that are held under an employer retirement plan that is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity contracts. The administrative office of the Company is located at 301 East Fourth Street, Cincinnati, Ohio 45202. The Company is an indirect wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.

The Company's general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely on the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company's general account assets. You should be aware that the Company's general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate risk, liquidity risk and credit risk. The Company's financial statements in the Statement of Additional Information include a further discussion of investments held by the Company's general account. In addition, the Company's general account is subject to the claims of its creditors.

The Company and Great American Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management's judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

THE SEPARATE ACCOUNT

General. The Separate Account was established by the Company on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the SEC as a unit investment trust. It is divided into Subaccounts that invest in corresponding Portfolios. Interests in the Subaccounts are securities registered with the SEC. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.

Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

Additions, Deletions or Substitutions of Subaccounts. New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar benefit payments or for transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio.

In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitution from the SEC to the extent required by the Investment Company Act of 1940, or other applicable law. We will also notify you before we make a substitution.

VOTING OF PORTFOLIO SHARES

To the extent required by law, shares of a Portfolio held in the Separate Account will be voted by the Company at regular and special shareholder meetings of that Portfolio in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the applicable Portfolio.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount. Because the Company will use this proportional method of voting, a small number of Owners may determine the manner in which the Company will vote Portfolio shares for which it solicits voting instructions but receives no timely instructions.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

Great American Advisors®, Inc. ("GAA") is the principal underwriter of the variable annuity products that we issue (the "AILIC Contracts"). Its business address is 301 East Fourth Street, Cincinnati, Ohio 45202. GAA is an indirect wholly owned subsidiary of American Financial Group, Inc. and, as a result, is an affiliate of the Company.

The Contracts are sold by insurance agents who are also registered representatives of broker-dealers that have entered into selling agreements with GAA. Broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

The Company pays commissions to GAA for promotion and sale of the contracts. GAA pays commissions to other broker-dealers for sales made through their registered representatives, and these broker-dealers pay their registered representatives from their own funds. Commissions paid by the Company are calculated as a percentage of the Purchase Payments received for a contract. The maximum percentage is 8.5% of the Purchase Payments received from a contract. Commissions paid by the Company may also be calculated as a percentage of the contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the contract value on an annual basis.

Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.

The Statement of Additional Information includes more information about the compensation we pay to GAA and the additional compensation that GAA pays to select selling firms.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding, and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary, depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in this prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the purchase and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code ("IRC") Section 72 governs the taxation of annuities in general. The income earned on a Contract is generally not included in the Owner's taxable income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. In order to qualify for this tax-deferred treatment, the Contracts must meet certain requirements related to investor control and diversification discussed in the Statement of Additional Information. Tax deferral is not available for a Contract when an Owner is a trust, corporation, LLC, partnership, or other entity unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity ("IRA") under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for your particular situation. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made with after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan.

Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within the IRA.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59½, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC Section 403(b) permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish "tax-sheltered annuity" or "TSA" plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59½, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70½, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee's taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre- tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59½, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees' gross income until paid under the plan. In these situations, the Contracts are not plan assets and are subject to the claims of the employer's general creditors. Whether or not made from the Contract, plan benefit payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other non-tax-qualified Contracts.

Nonqualified
	Tax-Qualified Contracts and Plans	Deferred Compensation Plans	Other Non-Tax-Qualified Contracts
Plan Types	 IRC §408 (IRA, SEP, SIMPLE IRA)	 IRC §409A	IRC §72 only
	 IRC §408A (Roth IRA)	 Nongovernmental IRC §457(b)
	 IRC §403(b) (Tax Sheltered Annuity)	 IRC §457(f)
 IRC §401 (Pension, Profit–Sharing,
401(k))
 Governmental IRC §457(b)
 IRC §402A (Roth TSA, Roth 401(k), or
Roth 457(b))
Who May	Eligible employee, employer, or employer	Employer on behalf of eligible employee.	Anyone. Non-natural person will generally
Purchase a	plan.	Employer generally loses tax-deferred	lose tax-deferred status.
Contract		status of Contract itself.
Contribution	Contributions are limited by the IRC and/or plan requirements		None
Limits
Distribution	Distributions from Contract and/or plan may be restricted to meet IRC and/or plan		None.
Restrictions	requirements.
Taxation of	Generally, 100% of distributions must be included in taxable income. However, the		Generally, distributions must be included in
Withdrawals,	portion that represents any after-tax investment is not taxable. Distributions from Roth		taxable income until all accumulated
Surrenders,	IRA are deemed to come first from after-tax contributions. Distributions from other		earnings are paid out. Thereafter,
and Lump Sum	plans are generally deemed to come from taxable income and after-tax investment (if		distributions are tax-free return of the original
Death Benefit	any) on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth		investment.
401(k), or Roth 457(b) are completely tax free if certain requirements are met.
However, distributions are tax-free until any
	For tax purposes, all IRAs and SEP IRAs of an owner are treated as a single IRA, and		investment made before August 14, 1982 is
	all Roth IRAs of an owner are treated as a single Roth IRA.		returned.
For tax purposes, all non-tax-qualified
annuity contracts issued to the same owner
by the same insurer in the same calendar
year are treated as one contract.
Taxation of	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the		ratio of after-tax investment (if any) to the total
Annuitization	expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of
Payments	each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the
(annuity benefit	after-tax investment has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a
or death	Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.
benefit)
Possible	Taxable portion of payments made before	None.	Taxable portion of payments made before
Penalty Taxes	age 59½ may be subject to 10% penalty		age 59½ may be subject to a 10% penalty
for	tax (or 25% for a SIMPLE IRA during the		tax. Penalty taxes do not apply to payments
Distributions	first two years of participation). Penalty		after the Owner's death. Other exceptions
Before Age	taxes do not apply to payments after the		may apply.
59½	participant's death, or to §457 plans.
Other exceptions may apply.
Assignment/	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to
Transfer of			transferor upon transfer or assignment. Gift
Contract			tax consequences are not discussed herein.
Federal Income	Eligible rollover distributions from §401,	Generally subject to wage withholding.	Generally, Payee may elect to have taxes
Tax	§403(b), and governmental §457(b) plans		withheld or not.
Withholding	are subject to 20% mandatory withholding
on taxable portion unless direct rollover.
For other payments, Payee may generally
elect to have taxes withheld or not.

Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the IRC and plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified Contract from another tax-qualified account or retirement plan as permitted by the IRC and plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). Rollovers, transfers, and exchanges are not subject to normal contribution limits. The IRC or plan may require that rollovers be held in a separate Contract from other plan funds.

Amounts from a non-tax-qualified Contract may be transferred to another non-tax-qualified annuity or to a qualified long-term care policy as a tax-free exchange under IRC Section 1035. Amounts from another non-tax-qualified annuity or from a life insurance or endowment policy may be transferred to a non-tax-qualified Contract as a tax-free exchange under IRC Section 1035.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued. All required minimum distributions due in 2020 from an IRA, a 403(b) Tax-Sheltered Annuity Plan, a 401 defined contribution plan, or a 457(b) Governmental Deferred Compensation Plan have been waived.

During the life of the Owner or plan participant:

∙For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally start by April 1 following the year that the IRA owner or plan participant reaches age 72 (or age 70 1/2 if born on or before June 30, 1949). However, a participant in a TSA, a pension, profit-Sharing, or 401(k) plan, or a governmental 457(b) plan may delay the start of required minimum distributions from the plan until April 1 following the year that the plan participant retires from the employer as long as he or she is not a 5% owner of the employer.

∙For a Roth IRA , there are no required distributions during the owner's life.

∙For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

∙For a Contract that is not tax-qualified, there are no required distributions during the Owner's life.

After the death of the Owner or plan participant:

∙For a tax-qualified Contract, required minimum distributions vary depending on the type of beneficiary. Some beneficiaries may take payments over life or life expectancy, and others must receive all benefits within five or ten years after death.

∙For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

∙For a Contract that is not tax-qualified, if payments have begun under a settlement option, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years of death or must be paid out in substantially equal payments over the life or life expectancy of the designated beneficiary.

∙For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse as defined by federal tax law may elect out of these requirements and apply the required distribution rules as if the Contract were his or her own.

Life expectancies for required distributions are calculated based on standard life expectancy tables adopted under federal tax law.

DELIVERY OF DOCUMENTS TO CONTRACT OWNERS

Reports and Confirmations. At least once each contract year, we will mail reports of the Contract's Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.

We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.

Householding — Revocation of Consent. Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household ("householding") may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771 or www.gaig.com.

Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 or www.gaig.com for additional information about householding.

Electronic Delivery of Required Documents. Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800- 789-6771 or visit our website at www.gaig.com for additional information about electronic delivery of documents.

THE REGISTRATION STATEMENT

The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be accessed at the SEC's web site http://www.sec.gov. The SEC file number for the Contract is 333-19725.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

Annuity Investors Life Insurance Company	Distribution of the Contracts
General Information and History	Underwriting Commissions Paid to GAA
State Regulations	GAA Expenses Paid by the Company
Portfolios	Arrangements with Selected Selling Firms
General Information	Payments from the Portfolios and/or Their Service Providers
Services	Benefit Unit Transfer Formulas
Safekeeping of Separate Account Assets	Glossary of Financial Terms
Records and Reports	Federal Tax Matters
Experts	Taxation of Separate Account Income / Investor Control
Tax Deferral on Non-Tax-Qualified Contracts / Diversification
Financial Statements

Copies of the Statement of Additional Information dated April 30, 2020 are available without charge.

∙To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

∙You may also call us at 1-800-789-6771 or visit us at our web site www.gaig.com to request a copy.

Annuity Investors Variable Account B

Request for Statement of Additional Information

Name:

Address:

City, State, Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION

			Number of	Enhanced Group	Number of
	Number of				Enhanced Group
			Enhanced	with
Standard	Standard	Enhanced Group			with
			Group	Administration
Accumulation Unit	Accumulation	Accumulation			Administration	Year
			Accumulation	Charges Waived
Value	Units	Unit Value			Charges Waived
			Units	Accumulation
	Outstanding				Accumulation
			Outstanding	Unit Value
					Units Outstanding

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco Oppenheimer V.I. Capital Appreciation Fund (formerly
Oppenheimer Capital Appreciation Fund/VA) - Non-Service Shares (Inception Date 5/1/2001)
25.945840	64,229.192	27.164202	1,315.816	27.792358	1,664.193	12/31/2019
19.320824	77,838.01	20.166716	1,332.21	20.601844	2,047.42	12/31/2018
20.787761	85,622.54	21.631608	1,798.32	22.064683	2,652.70	12/31/2017
16.621841	101,246.53	17.244259	1,681.47	17.562976	3,949.31	12/31/2016
17.237538	114,074.55	17.828726	1,641.81	18.130757	4,101.90	12/31/2015
16.884002	121,151.28	17.410036	1,556.66	17.678184	5,552.16	12/31/2014
14.837432	134,160.76	15.253278	1,402.59	15.464775	5,289.50	12/31/2013
11.598687	144,156.06	11.887585	1,265.36	12.034178	4,609.74	12/31/2012
10.308821	164,924.90	10.533356	972.095	10.647028	3,943.63	12/31/2011
10.576448	215,170.66	10.774077	801.288	10.873899	3,144.99	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco Oppenheimer V.I. Conservative Balanced Fund (formerly
Oppenheimer Conservative Balanced Fund/VA) - Non-Service Shares (Inception Date 12/1/2004)
13.870510	61,473.946	14.521901	0.000	14.857783	4,928.629	12/31/2019
11.970792	67,471.83	12.494944	130.368	12.764588	4,704.44	12/31/2018
12.824265	73,576.67	13.344912	130.368	13.612145	4,357.68	12/31/2017
11.90445	81,354.50	12.350261	150.558	12.578569	4,025.10	12/31/2016
11.4702	88,805.75	11.863624	150.558	12.064648	3,748.90	12/31/2015
11.537132	101,677.42	11.896624	150.558	12.079889	3,455.79	12/31/2014
10.814413	109,115.93	11.117525	150.558	11.271706	3,268.56	12/31/2013
9.691634	124,751.49	9.933039	255.08	10.05554	3,228.88	12/31/2012
8.750125	134,854.58	8.940715	315.357	9.03721	2,741.03	12/31/2011
8.810674	144,447.33	8.975312	228.835	9.058486	2,216.53	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (formerly
Invesco V.I. Mid Cap Growth Fund) - Series I Shares (Inception Date 5/1/2012)
20.778456	399,344.826	21.269750	5,621.821	21.518766	4,017.855	12/31/2019
15.686644	458,596.21	16.008803	5,562.19	16.17172	4,903.67	12/31/2018
16.85145	506,233.69	17.144987	14,181.53	17.293078	5,586.18	12/31/2017
13.952044	560,365.33	14.152121	14,843.06	14.25283	8,041.39	12/31/2016
14.044154	629,368.75	14.202288	15,051.01	14.281704	7,933.56	12/31/2015
14.073889	676,946.47	14.189135	15,062.31	14.246876	8,895.13	12/31/2014
13.211916	757,880.35	13.279646	14,238.95	13.313508	8,343.93	12/31/2013
9.779536	815,554.47	9.799848	14,349.91	9.809977	7,635.22	12/31/2012
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco Oppenheimer V.I. Main Street Fund® (formerly Oppenheimer
Main Street Fund®/VA) - Non-Service Shares (Inception Date 12/1/2004)
27.326435	73,784.212	28.609474	4,373.802	29.271142	3,204.704	12/31/2019
20.982936	84,031.01	21.901466	4,351.73	22.374093	4,233.36	12/31/2018
23.104684	89,163.67	24.042425	10,406.44	24.523849	5,123.51	12/31/2017
20.042705	105,665.29	20.793069	10,972.18	21.177435	6,248.34	12/31/2016
18.211665	114,488.94	18.836141	10,757.05	19.155298	6,224.81	12/31/2015
17.875277	133,001.32	18.432091	11,125.91	18.716022	7,260.28	12/31/2014
16.376301	149,702.21	16.835166	10,452.74	17.068639	7,723.21	12/31/2013
12.603989	203,758.85	12.917857	10,313.66	13.077203	6,400.27	12/31/2012
10.938382	233,060.02	11.176588	8,860.48	11.297248	5,456.02	12/31/2011
11.094979	209,672.56	11.302261	7,668.48	11.407016	4,485.18	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Value Fund-Series I Shares (Inception Date
7/15/1997)
45.668770	126,156.308	48.873730	526.464	50.556589	2,388.958	12/31/2019
37.045983	148,156.71	39.525501	526.662	40.824605	2,635.44	12/31/2018
43.016172	160,845.28	45.755071	525.995	47.186932	2,885.08	12/31/2017
39.67262	178,332.22	42.070924	612.756	43.322037	2,369.98	12/31/2016
34.83791	203,226.38	36.831769	853.289	37.869676	2,377.10	12/31/2015
38.881369	231,791.96	40.981753	1,170.66	42.07279	2,244.34	12/31/2014
						39

			Number of	Enhanced Group	Number of
	Number of				Enhanced Group
			Enhanced	with
Standard	Standard	Enhanced Group			with
			Group	Administration
Accumulation Unit	Accumulation	Accumulation			Administration	Year
			Accumulation	Charges Waived
Value	Units	Unit Value			Charges Waived
			Units	Accumulation
	Outstanding				Accumulation
			Outstanding	Unit Value
					Units Outstanding

35.930113	263,974.44	37.756096	1,169.57	38.702592	2,002.22	12/31/2013
27.140076	290,678.04	28.432847	1,429.03	29.101539	1,890.71	12/31/2012
23.466359	337,061.53	24.50912	1,547.94	25.047366	1,733.77	12/31/2011
23.581678	373,350.17	24.554917	1,968.93	25.05626	1,452.87	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Comstock Fund-Series I Shares (Inception Date 5/1/2011)
20.164599	262,694.749	20.703926	4,810.577	20.978006	7,354.164	12/31/2019
16.32131	299,798.76	16.707002	4,755.29	16.902566	7,812.71	12/31/2018
18.846892	347,044.34	19.233334	12,024.38	19.42883	8,391.26	12/31/2017
16.218464	393,093.79	16.50094	12,833.55	16.643512	7,569.41	12/31/2016
14.023038	464,068.02	14.223964	12,445.68	14.325153	7,614.41	12/31/2015
15.127068	549,921.24	15.297214	12,922.49	15.382713	7,248.74	12/31/2014
14.025444	593,591.60	14.140141	12,289.56	14.197646	6,818.75	12/31/2013
10.46122	669,292.36	10.514778	12,246.41	10.541572	5,859.89	12/31/2012
8.899027	788,946.97	8.917305	11,301.18	8.926428	5,085.24	12/31/2011
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
20.884135	176,559.941	21.771670	930.690	22.227823	1,554.216	12/31/2019
16.423684	242,238.56	17.069691	919.825	17.40096	1,521.34	12/31/2018
18.385595	248,310.38	19.050391	909.013	19.390523	1,421.04	12/31/2017
16.475403	274,763.52	17.019471	991.651	17.297211	2,555.49	12/31/2016
15.153952	301,183.94	15.606865	1,212.46	15.837549	2,478.34	12/31/2015
16.310261	333,757.87	16.746716	2,071.60	16.968526	2,416.17	12/31/2014
15.295791	413,576.95	15.657419	2,035.54	15.840787	2,221.24	12/31/2013
12.002368	476,803.91	12.248855	3,349.55	12.373554	2,484.70	12/31/2012
10.689653	548,698.73	10.875898	3,343.53	10.969906	2,476.62	12/31/2011
10.848006	619,908.79	11.003568	4,671.52	11.081917	141.577	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Diversified Dividend Fund-Series I Shares (Inception Date
5/1/2001)
21.074460	66,053.852	21.638073	1,487.324	21.924534	943.235	12/31/2019
17.086488	69,751.19	17.490218	1,440.08	17.694944	917.411	12/31/2018
18.750796	82,286.05	19.135216	931.52	19.32972	2,618.17	12/31/2017
17.514512	95,315.04	17.819491	710.802	17.973455	2,498.69	12/31/2016
15.471471	70,769.55	15.693115	662.559	15.804761	2,484.07	12/31/2015
15.373433	77,348.61	15.54633	602.944	15.633236	2,964.50	12/31/2014
13.819067	85,781.76	13.932071	514.308	13.988754	3,230.95	12/31/2013
10.695708	78,953.09	10.750457	411.372	10.777863	512.35	12/31/2012
9.137312	82,836.99	9.15607	307.18	9.165439	329.924	12/31/2011
5.552872	156,743.56	5.717504	324.287	5.801496	445.947	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Health Care Fund (formerly Invesco V.I. Global Health Care
Fund) - Series I Shares (Inception Date 5/1/2001)
29.949460	104,834.735	31.692527	136.496	32.599255	3,644.843	12/31/2019
22.923461	119,418.84	24.183994	137.355	24.83826	3,583.11	12/31/2018
23.042422	126,749.40	24.235229	137.355	24.852971	5,250.90	12/31/2017
20.17555	141,265.26	21.155737	267.974	21.662237	5,261.27	12/31/2016
23.110886	165,270.50	24.160083	550.728	24.701052	4,831.98	12/31/2015
22.720334	185,802.25	23.679662	550.728	24.173229	5,128.79	12/31/2014
19.255552	195,336.04	20.007688	550.739	20.393828	5,066.88	12/31/2013
13.895436	211,794.81	14.394421	550.739	14.65004	1,975.99	12/31/2012
11.657407	230,720.23	12.039189	605.538	12.234356	2,044.35	12/31/2011
11.373404	252,316.57	11.710286	983.143	11.882155	1,088.09	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. High Yield Fund-Series I Shares (Inception Date 4/30/2004)
20.889853	46,976.401	21.909981	1,895.953	22.436625	4,824.646	12/31/2019
18.665075	56,038.37	19.51714	820.507	19.956034	5,236.84	12/31/2018
19.588181	85,495.01	20.419862	491.373	20.847272	5,152.94	12/31/2017
18.688177	99,087.45	19.422702	314.056	19.799297	4,999.57	12/31/2016
17.042638	111,501.73	17.658726	262.961	17.973878	5,285.52	12/31/2015
						40

			Number of	Enhanced Group	Number of
	Number of				Enhanced Group
			Enhanced	with
Standard	Standard	Enhanced Group			with
			Group	Administration
Accumulation Unit	Accumulation	Accumulation			Administration	Year
			Accumulation	Charges Waived
Value	Units	Unit Value			Charges Waived
			Units	Accumulation
	Outstanding				Accumulation
			Outstanding	Unit Value
					Units Outstanding

17.849906	133,047.82	18.439012	216.334	18.739678	6,071.37	12/31/2014
17.796241	141,076.36	18.327761	208.149	18.59843	5,643.65	12/31/2013
16.866905	142,423.20	17.317952	390.262	17.547102	5,783.25	12/31/2012
14.600221	157,990.73	14.944921	352.137	15.119626	1,434.07	12/31/2011
14.665988	178,635.31	14.966783	320.571	15.118875	429.175	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Small Cap Equity Fund-Series I Shares (Inception Date
12/1/2004)
24.347354	78,385.692	25.490914	465.572	26.080462	2,812.645	12/31/2019
19.505101	90,665.06	20.359241	628.637	20.798573	2,862.22	12/31/2018
23.297155	102,187.87	24.243041	246.686	24.728439	4,241.91	12/31/2017
20.71525	122,523.86	21.491079	254.48	21.888298	4,440.90	12/31/2016
18.747766	141,141.93	19.390873	214.328	19.719385	4,212.43	12/31/2015
20.124852	167,038.83	20.751973	197.77	21.071586	3,598.14	12/31/2014
19.939934	183,064.25	20.498848	238.178	20.78304	3,356.47	12/31/2013
14.711363	208,253.92	15.077854	179.356	15.263779	2,468.98	12/31/2012
13.101043	256,379.49	13.386439	120.842	13.530893	1,047.56	12/31/2011
13.383892	236,908.71	13.634006	1,679.53	13.7603	404.592	12/31/2010
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio (formerly Ibbotson Balanced ETF Asset Allocation
Portfolio)-Class II (Inception Date 5/1/2007)
14.529538	68,362.242	15.100613	94.125	15.393457	2,903.350	12/31/2019
12.674882	68,988.61	13.133079	96.246	13.367509	8,793.64	12/31/2018
13.710436	82,233.59	14.16268	208.222	14.393537	10,316.72	12/31/2017
12.269155	122,256.90	12.635512	211.693	12.822099	11,362.68	12/31/2016
11.471173	159,102.20	11.777849	215.385	11.933697	12,922.19	12/31/2015
11.898427	198,242.66	12.179423	219.412	12.321907	16,080.33	12/31/2014
11.546536	213,422.10	11.783338	223.175	11.903144	13,588.43	12/31/2013
10.468828	263,014.52	10.651102	1,743.84	10.743106	10,673.27	12/31/2012
9.582086	220,613.24	9.719178	1,579.76	9.788226	7,632.28	12/31/2011
9.804853	213,433.13	9.915011	1,409.93	9.970363	2,636.26	12/31/2010
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio (formerly Ibbotson Conservative ETF Asset
Allocation Portfolio)-Class II (Inception Date 5/1/2007)
12.672433	26,029.988	13.170444	0.000	13.425896	3,357.481	12/31/2019
11.734388	25,864.57	12.158514	0.000	12.37858	2,698.81	12/31/2018
12.190491	29,049.72	12.592535	85.389	12.797834	5,672.20	12/31/2017
11.641073	35,422.71	11.988591	88.315	12.165658	5,093.08	12/31/2016
11.286371	33,325.59	11.588016	91.32	11.741371	4,501.96	12/31/2015
11.587015	40,250.59	11.86058	94.501	11.999347	4,674.01	12/31/2014
11.435143	49,479.76	11.669589	610.793	11.78824	4,366.46	12/31/2013
11.307621	58,845.16	11.504437	2,043.47	11.603815	3,142.10	12/31/2012
10.901054	63,179.72	11.056957	1,896.82	11.135492	1,875.59	12/31/2011
10.718686	70,369.21	10.839062	1,744.89	10.899571	416.864	12/31/2010
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio (formerly Ibbotson Growth ETF Asset Allocation
Portfolio)-Class II (Inception Date 5/1/2007)
14.997429	115,324.322	15.586894	0.000	15.889197	28,875.473	12/31/2019
12.700056	119,297.22	13.159159	0.000	13.394078	32,633.80	12/31/2018
14.007776	141,983.10	14.469822	0.000	14.70571	28,191.45	12/31/2017
12.111117	151,182.63	12.472753	73.832	12.656955	27,511.84	12/31/2016
11.197553	187,047.11	11.49691	41.748	11.649053	24,974.81	12/31/2015
11.649302	230,981.64	11.924422	41.993	12.063926	23,995.49	12/31/2014
11.297881	282,439.88	11.529597	26.457	11.646826	24,988.65	12/31/2013
9.831643	311,928.95	10.002842	2,006.07	10.089265	29,541.37	12/31/2012
8.831294	325,548.20	8.957666	1,767.90	9.021307	23,401.80	12/31/2011
9.298466	292,906.24	9.402949	1,525.29	9.455443	19,638.56	12/31/2010

			Number of	Enhanced Group	Number of
	Number of				Enhanced Group
			Enhanced	with
Standard	Standard	Enhanced Group			with
			Group	Administration
Accumulation Unit	Accumulation	Accumulation			Administration	Year
			Accumulation	Charges Waived
Value	Units	Unit Value			Charges Waived
			Units	Accumulation
	Outstanding				Accumulation
			Outstanding	Unit Value
					Units Outstanding

ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio (formerly Ibbotson Income and Growth
ETF Asset Allocation Portfolio)-Class II (Inception Date 5/1/2007)
13.534043	35,657.926	14.065988	0.000	14.338756	5,327.045	12/31/2019
12.157657	35,781.37	12.597145	0.000	12.822001	5,456.54	12/31/2018
12.878807	37,574.13	13.303615	0.000	13.520464	6,135.05	12/31/2017
11.880294	34,622.96	12.235008	105.919	12.415684	6,255.47	12/31/2016
11.327107	44,847.18	11.629898	58.069	11.783766	6,371.24	12/31/2015
11.684006	47,542.95	11.959911	58.41	12.099799	9,974.29	12/31/2014
11.470964	54,707.90	11.706201	35.377	11.825199	9,992.38	12/31/2013
10.839063	78,530.34	11.027762	2,540.03	11.123004	24,783.85	12/31/2012
10.191838	70,451.81	10.337621	2,051.43	10.411042	20,552.58	12/31/2011
10.225248	72,550.68	10.340093	1,553.51	10.397817	15,416.85	12/31/2010
American Century Variable Portfolios, Inc. - VP Capital Appreciation Fund-Class I Shares (Inception Date 4/25/2014)
16.570767	379,715.168	16.859974	2,208.131	17.005924	1,381.375	12/31/2019
12.39702	429,716.87	12.575093	2,177.40	12.664761	1,422.81	12/31/2018
13.263334	470,318.78	13.412761	2,142.15	13.48782	1,398.01	12/31/2017
11.044358	514,956.44	11.13499	2,131.14	11.180411	1,005.58	12/31/2016
10.850824	582,161.79	10.906648	2,393.52	10.934561	667.11	12/31/2015
10.796387	624,423.75	10.818977	2,356.96	10.83025	862.04	12/31/2014
American Century Variable Portfolios, Inc. - VP Large Company Value Fund-Class I Shares (Inception Date 5/1/2004)
21.585337	94,416.123	22.598986	2,547.849	23.121709	7,015.212	12/31/2019
17.173171	102,962.42	17.92507	1,357.83	18.311934	8,131.51	12/31/2018
18.941571	110,653.76	19.710512	541.332	20.105238	9,071.07	12/31/2017
17.294702	134,268.23	17.942334	633.243	18.274036	8,598.41	12/31/2016
15.219626	137,942.89	15.741616	628.375	16.008379	8,690.22	12/31/2015
16.061236	160,682.41	16.561636	561.806	16.816791	9,035.14	12/31/2014
14.43182	175,214.84	14.836291	571.713	15.042053	9,459.97	12/31/2013
11.14451	186,739.57	11.422098	524.589	11.563002	5,635.68	12/31/2012
9.711168	214,654.02	9.922696	318.584	10.029814	3,584.11	12/31/2011
9.739897	221,618.54	9.921895	286.016	10.013853	393.296	12/31/2010
American Century Variable Portfolios, Inc. - VP Mid Cap Value Fund-Class I Shares (Inception Date 12/1/2004)
33.835591	175,274.411	35.424470	2,131.968	36.243486	7,164.805	12/31/2019
26.570689	208,380.63	27.733995	1,076.63	28.332275	7,040.09	12/31/2018
30.91912	216,518.76	32.174215	585.596	32.818222	8,092.31	12/31/2017
28.07384	244,746.57	29.125035	586.498	29.663191	7,956.70	12/31/2016
23.175701	258,198.40	23.970544	543.419	24.376526	8,266.71	12/31/2015
23.846341	288,924.80	24.589295	1,074.16	24.967893	8,684.60	12/31/2014
20.773235	339,492.66	21.355435	1,046.93	21.651433	8,069.33	12/31/2013
16.191909	372,125.29	16.59521	1,045.84	16.799792	6,345.66	12/31/2012
14.117831	438,456.61	14.425323	1,594.42	14.580948	3,634.41	12/31/2011
14.417878	512,668.30	14.687266	1,820.74	14.823288	491.989	12/31/2010
American Century Variable Portfolios, Inc. - VP Ultra® Fund-Class I Shares (Inception Date 12/1/2004)
31.727836	162,238.895	33.217637	3,778.376	33.985680	2,203.330	12/31/2019
23.909962	172,604.63	24.95671	2,909.17	25.495118	2,512.38	12/31/2018
24.068846	193,207.10	25.045841	2,438.28	25.547213	2,699.47	12/31/2017
18.460379	223,176.23	19.151631	2,422.88	19.505555	2,874.07	12/31/2016
17.925624	255,811.36	18.5404	2,535.02	18.854464	3,749.15	12/31/2015
17.107295	296,099.86	17.640295	2,469.78	17.911967	3,740.19	12/31/2014
15.773566	323,332.42	16.215644	2,441.77	16.44046	3,376.87	12/31/2013
11.670588	343,466.58	11.961288	3,573.18	12.108775	2,630.15	12/31/2012
10.390341	382,563.08	10.61666	4,254.93	10.73123	2,115.88	12/31/2011
10.42636	425,837.80	10.62119	7,693.77	10.719593	399.26	12/31/2010
BNY Mellon Investment Portfolios - MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
18.873899	39,617.735	19.615855	1,969.313	19.996294	4,055.330	12/31/2019
15.970724	32,628.64	16.548146	559.293	16.843549	4,717.24	12/31/2018
						42

			Number of	Enhanced Group	Number of
	Number of				Enhanced Group
			Enhanced	with
Standard	Standard	Enhanced Group			with
			Group	Administration
Accumulation Unit	Accumulation	Accumulation			Administration	Year
			Accumulation	Charges Waived
Value	Units	Unit Value			Charges Waived
			Units	Accumulation
	Outstanding				Accumulation
			Outstanding	Unit Value
					Units Outstanding

19.21253	36,574.62	19.846323	508.071	20.169823	5,512.77	12/31/2017
16.937194	56,130.79	17.442998	456.378	17.700576	4,420.92	12/31/2016
14.911004	46,573.19	15.309701	397.838	15.512272	5,342.89	12/31/2015
15.513096	48,348.29	15.879524	341.424	16.065283	4,764.92	12/31/2014
14.077773	72,702.27	14.366547	414.62	14.512605	4,330.18	12/31/2013
10.599682	65,350.49	10.784301	360.021	10.877464	3,153.54	12/31/2012
9.008668	51,137.41	9.137629	211.394	9.202542	2,825.89	12/31/2011
9.118201	54,623.67	9.220701	138.711	9.272177	0	12/31/2010
BNY Mellon Investment Portfolios - Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
36.736656	396,613.668	38.461751	208.174	39.351142	1,829.966	12/31/2019
29.613404	442,908.76	30.909886	244.221	31.576786	2,283.28	12/31/2018
30.334918	488,479.87	31.56628	249.916	32.198237	2,268.66	12/31/2017
21.567782	512,748.57	22.375403	391.036	22.788962	2,391.40	12/31/2016
20.887553	571,241.43	21.603916	407.64	21.969931	2,422.90	12/31/2015
19.955171	614,566.78	20.576893	678.564	20.893838	2,566.64	12/31/2014
18.945844	696,116.73	19.476811	1,048.83	19.746873	2,271.78	12/31/2013
14.468533	760,683.23	14.828894	3,828.37	15.011755	1,302.88	12/31/2012
12.692241	830,225.68	12.968656	4,375.54	13.108589	1,504.32	12/31/2011
13.958169	919,000.96	14.218937	5,554.46	14.350654	906.463	12/31/2010
BNY Mellon Stock Index Fund, Inc. (formerly Dreyfus Stock Index Fund, Inc.) - Initial Shares (Inception Date 7/15/1997)
36.775508	1,219,412.285	39.355845	8,210.722	40.710506	10,646.533	12/31/2019
28.431536	1,346,581.09	30.334078	7,857.67	31.330726	11,829.34	12/31/2018
30.239361	1,482,733.57	32.164341	14,890.15	33.170525	13,825.88	12/31/2017
25.232552	1,617,362.45	26.757619	15,804.38	27.553046	15,879.79	12/31/2016
22.908763	1,785,686.05	24.219646	15,778.08	24.901892	14,739.39	12/31/2015
22.979508	1,962,116.61	24.220689	17,485.16	24.865276	14,887.34	12/31/2014
20.547425	2,179,625.80	21.591509	16,677.02	22.132579	13,737.83	12/31/2013
15.783917	2,415,631.77	16.535639	19,777.98	16.924374	8,913.13	12/31/2012
13.832288	2,653,082.65	14.446851	17,801.51	14.763987	7,607.88	12/31/2011
13.76966	2,952,544.40	14.337884	16,707.67	14.630486	6,314.99	12/31/2010
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Sustainable U.S. Equity Portfolio, Inc. )- Initial Shares (Inception
Date 7/15/1997)
27.957786	236,290.374	29.919779	2,061.589	30.949362	1,391.983	12/31/2019
21.103706	259,502.51	22.51616	2,061.59	23.255729	1,299.97	12/31/2018
22.390668	284,212.59	23.816289	2,061.59	24.561109	1,202.67	12/31/2017
19.688779	306,812.36	20.878997	2,061.59	21.499481	1,099.93	12/31/2016
18.091666	343,312.88	19.127115	2,061.59	19.665732	1,018.29	12/31/2015
18.954087	384,416.78	19.978033	2,241.58	20.509527	937.748	12/31/2014
16.943964	421,241.32	17.805108	2,241.58	18.251125	853.221	12/31/2013
12.791488	451,515.11	13.400813	8,371.44	13.715738	752.452	12/31/2012
11.586654	484,797.89	12.101538	9,130.07	12.367091	631.853	12/31/2011
11.646028	515,234.32	12.126698	8,587.14	12.374074	500.964	12/31/2010
BNY Mellon Variable Investment Fund - Appreciation Portfolio-Initial Shares (Inception Date 12/7/1995)
35.693379	203,586.165	38.197749	467.094	39.511978	3,474.434	12/31/2019
26.598771	246,921.96	28.378656	476.232	29.310645	3,566.35	12/31/2018
28.963346	277,114.47	30.807076	587.261	31.770364	4,429.08	12/31/2017
23.068326	313,635.00	24.462574	577.01	25.189444	4,594.64	12/31/2016
21.682243	351,273.96	22.922927	551.498	23.568335	4,423.11	12/31/2015
22.546786	380,146.00	23.764559	544.476	24.396672	4,276.22	12/31/2014
21.155122	418,467.62	22.230051	535.478	22.7868	4,112.46	12/31/2013
17.71666	480,698.67	18.560388	1,500.96	18.996453	3,838.95	12/31/2012
16.272277	530,768.20	16.995212	1,550.49	17.36805	2,656.36	12/31/2011
15.138504	574,110.52	15.763195	1,560.59	16.084677	75.249	12/31/2010
BNY Mellon Variable Investment Fund - Government Money Market Portfolio (formerly Money Market Portfolio) (Inception Date 5/1/2005)
1.105578	1,828,750.595	1.175421	37,442.075	1.210919	64,118.658	12/31/2019
						43

			Number of	Enhanced Group	Number of
	Number of				Enhanced Group
			Enhanced	with
Standard	Standard	Enhanced Group			with
			Group	Administration
Accumulation Unit	Accumulation	Accumulation			Administration	Year
			Accumulation	Charges Waived
Value	Units	Unit Value			Charges Waived
			Units	Accumulation
	Outstanding				Accumulation
			Outstanding	Unit Value
					Units Outstanding

1.103252	2,118,495.08	1.169922	36,671.58	1.203909	63,613.47	12/31/2018
1.104735	1,970,215.93	1.168216	36,308.07	1.200684	58,962,181	12/31/2017
1.115491	2,296,946.12	1.175804	35,749.65	1.206769	60,470.51	12/31/2016
1.129593	2,544,081.05	1.186727	37,601.12	1.216187	100,173.95	12/31/2015
1.143772	2,249,655.71	1.197729	45,802.10	1.225682	49,281.98	12/31/2014
1.157951	2,752,059.24	1.208733	44,065.54	1.235177	44,726.98	12/31/2013
1.17213	3,400,012.12	1.219739	46,883.55	1.244672	34,550.35	12/31/2012
1.186386	4,042,444.47	1.230805	43,697.06	1.254221	22,403.49	12/31/2011
1.200448	4,830,483.05	1.241697	42,561.82	1.263611	15,198.02	12/31/2010
BNY Mellon Variable Investment Fund - Growth & Income Portfolio-Initial Shares (Inception Date 12/7/1995)
29.924843	111,277.717	32.024685	305.155	33.126852	854.091	12/31/2019
23.504757	133,555.02	25.077758	305.155	25.901582	853.785	12/31/2018
25.012385	145,317.62	26.604776	346.723	27.436916	858.764	12/31/2017
21.190181	156,256.41	22.471033	417.867	23.138929	1,118.77	12/31/2016
19.531634	178,509.33	20.649363	390.149	21.230935	1,112.46	12/31/2015
19.500115	202,650.21	20.55345	513.659	21.100324	1,444.10	12/31/2014
17.966939	226,651.89	18.879977	499.416	19.352985	1,455.62	12/31/2013
13.321838	256,128.61	13.956353	5,161.12	14.284381	735.182	12/31/2012
11.443593	267,262.29	11.95208	4,813.44	12.214396	704.263	12/31/2011
11.939359	304,183.81	12.432089	4,442.43	12.685752	4.044	12/31/2010
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio-Initial Shares (Inception Date 12/7/1997)
25.324994	224,400.806	27.102555	431.467	28.035898	765.555	12/31/2019
21.091193	243,815.95	22.503059	409.209	23.242783	1,402.59	12/31/2018
26.435803	271,873.22	28.119216	395.896	28.999283	1,092.21	12/31/2017
21.502974	299,787.77	22.803068	368.259	23.481275	636.263	12/31/2016
18.628278	318,395.69	19.694616	364.442	20.249677	631.417	12/31/2015
19.33319	353,830.75	20.37782	335.932	20.920413	1,137.14	12/31/2014
19.299985	392,346.55	20.281036	304.495	20.789513	806.254	12/31/2013
13.176728	439,984.82	13.804535	1,780.47	14.12925	239.222	12/31/2012
11.085179	470,581.55	11.577904	1,777.38	11.832216	608.696	12/31/2011
13.04917	505,999.34	13.587862	2,196.61	13.865307	565.947	12/31/2010
Deutsche DWS Investments VIT Funds - DWS Small Cap Index VIP (formerly Deutsche Small Cap Index VIP)-Class A (Inception Date
5/1/1999)
35.293731	97,232.839	37.569824	307.398	38.759660	2,096.343	12/31/2019
28.584952	115,349.61	30.336039	341.741	31.249433	2,840.23	12/31/2018
32.661008	121,522.08	34.555881	320.904	35.542097	3,294.11	12/31/2017
28.972188	135,689.92	30.560289	325.648	31.385038	2,419.37	12/31/2016
24.278397	154,975.61	25.531497	296.326	26.180862	2,967.17	12/31/2015
25.809189	175,303.03	27.05888	268.766	27.705078	2,862.24	12/31/2014
24.990567	204,381.42	26.121057	262.736	26.704368	2,715.14	12/31/2013
18.281495	216,197.89	19.050535	240.525	19.446511	2,386.30	12/31/2012
15.95032	246,483.58	16.570592	159.151	16.889302	1,786.10	12/31/2011
16.923585	283,164.55	17.528415	171.426	17.83855	540.504	12/31/2010
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund-Class 2 (Inception Date 5/1/2007)
10.264855	171,573.433	10.668451	6,725.024	10.875397	15,168.083	12/31/2019
9.251479	178,695.90	9.586043	4,078.88	9.75721	18,369.57	12/31/2018
11.097317	175,116.16	11.463482	8,402.16	11.650395	21,132.28	12/31/2017
9.64447	187,878.44	9.932544	8,818.44	10.079276	22,818.08	12/31/2016
9.126476	186,457.60	9.370551	7,901.41	9.494583	23,418.09	12/31/2015
9.898727	191,584.81	10.132569	7,669.30	10.251136	23,830.25	12/31/2014
11.29689	156,645.43	11.528622	7,039.33	11.645851	22,140.69	12/31/2013
9.317125	118,926.20	9.479396	8,545.85	9.561306	16,586.39	12/31/2012
7.992835	109,755.48	8.107234	7,085.71	8.164847	4,309.98	12/31/2011
9.070806	119,643.53	9.172728	6,044.17	9.223947	1,710.63	12/31/2010
						44

			Number of	Enhanced Group	Number of
	Number of				Enhanced Group
			Enhanced	with
Standard	Standard	Enhanced Group			with
			Group	Administration
Accumulation Unit	Accumulation	Accumulation			Administration	Year
			Accumulation	Charges Waived
Value	Units	Unit Value			Charges Waived
			Units	Accumulation
	Outstanding				Accumulation
			Outstanding	Unit Value
					Units Outstanding

Janus Aspen Series - Janus Henderson VIT Balanced Portfolio (formerly Janus Aspen Balanced Portfolio)-Institutional Shares (Inception
Date 7/15/1997)
50.237201	658,117.437	53.761832	3,022.254	55.611749	7,393.794	12/31/2019
41.562245	754,440.92	44.343249	3,126.03	45.799674	7,194.11	12/31/2018
41.870467	839,278.19	44.535702	3,478.03	45.928416	8,659.01	12/31/2017
35.85483	943,221.86	38.021753	3,880.17	39.151623	10,396.77	12/31/2016
34.7638	984,117.32	36.752884	3,794.85	37.787773	9,745.24	12/31/2015
35.04005	1,086,286.62	36.932463	4,389.38	37.914925	9,638.05	12/31/2014
32.751293	1,208,062.46	34.415303	4,522.08	35.277339	8,889.45	12/31/2013
27.644471	1,306,046.95	28.960867	6,896.12	29.64137	4,520.71	12/31/2012
24.678	1,444,863.87	25.774254	7,375.21	26.339751	1,783.20	12/31/2011
24.624243	1,714,139.14	25.640208	8,743.80	26.163193	1,331.68	12/31/2010
Janus Aspen Series - Janus Henderson VIT Enterprise Portfolio (formerly Janus Aspen Enterprise Portfolio)-Institutional Shares (Inception
Date 7/15/1997)
63.916347	297,765.524	68.402357	3,991.545	70.755833	2,607.484	12/31/2019
47.845738	320,396.22	51.048418	3,462.81	52.724921	2,655.35	12/31/2018
48.731111	352,734.87	51.834264	3,209.15	53.455067	3,474.38	12/31/2017
38.785445	379,152.47	41.130479	3,232.38	42.35262	3,465.44	12/31/2016
35.008152	412,474.16	37.01213	4,232.79	38.054229	3,770.35	12/31/2015
34.129797	449,247.76	35.973967	4,354.34	36.930852	3,905.63	12/31/2014
30.762138	508,249.50	32.325927	4,884.46	33.135553	3,925.46	12/31/2013
23.567783	547,374.23	24.690729	7,027.07	25.270845	2,249.53	12/31/2012
20.380175	598,482.93	21.286103	7,006.15	21.753081	922.766	12/31/2011
20.9668	671,167.59	21.832445	9,872.96	22.277708	362.17	12/31/2010
Janus Aspen Series - Janus Henderson VIT Forty Portfolio (formerly Janus Aspen Forty Portfolio)-Institutional Shares (Inception Date
5/1/1999)
39.203424	337,223.241	41.731416	449.315	43.053127	2,400.923	12/31/2019
28.987812	422,998.90	30.763414	1,598.48	31.689713	2,887.91	12/31/2018
28.830087	459,834.28	30.502599	1,949.44	31.373209	2,222.64	12/31/2017
22.436185	516,603.31	23.665961	2,191.18	24.304739	2,099.22	12/31/2016
22.265938	575,448.89	23.415082	3,927.36	24.010678	2,135.18	12/31/2015
20.122905	635,797.97	21.09721	3,552.58	21.601115	2,292.79	12/31/2014
18.769594	708,645.86	19.618655	4,437.77	20.056834	2,046.21	12/31/2013
14.506123	802,313.68	15.116322	4,618.96	15.430571	1,291.44	12/31/2012
11.850045	871,789.68	12.310863	5,220.83	12.54768	1,178.26	12/31/2011
12.880192	1,049,746.28	13.340517	5,354.46	13.576596	979.346	12/31/2010
Janus Aspen Series - Janus Henderson VIT Overseas Portfolio (formerly Janus Aspen Overseas Portfolio-Institutional Shares (Inception
Date 7/15/1997)
29.787333	347,971.018	31.877889	5,643.485	32.975029	6,009.753	12/31/2019
23.784192	401,820.98	25.376189	6,055.92	26.20984	7,068.39	12/31/2018
28.362	431,185.19	30.167939	9,603.77	31.111525	8,403.48	12/31/2017
21.936749	470,766.87	23.262993	9,986.74	23.954431	10,709.11	12/31/2016
23.782795	535,162.79	25.144034	9,327.44	25.852174	10,053.75	12/31/2015
26.387645	557,774.26	27.813167	9,077.83	28.55314	10,440.69	12/31/2014
30.36825	598,121.57	31.91152	8,228.21	32.710883	9,239.06	12/31/2013
26.884279	691,417.79	28.164764	10,314.59	28.826598	8,726.24	12/31/2012
24.031504	779,936.82	25.099252	9,472.30	25.649952	7,488.18	12/31/2011
35.931621	883,475.81	37.414177	9,276.51	38.177207	4,371.50	12/31/2010
Janus Aspen Series - Janus Henderson VIT Research Portfolio (formerly Janus Aspen Janus Portfolio)-Institutional Shares (Inception Date
7/15/1997)
35.541487	370,651.843	38.035639	2,758.670	39.345238	3.891	12/31/2019
26.598301	409,651.95	28.378476	2,758.67	29.311157	585.675	12/31/2018
27.691766	447,840.40	29.454874	2,886.92	30.376597	3.891	12/31/2017
21.960972	503,685.23	23.288552	2,960.02	23.981102	3.891	12/31/2016
22.161871	570,784.25	23.430257	3,238.18	24.090494	3.891	12/31/2015
						45

			Number of	Enhanced Group	Number of
	Number of				Enhanced Group
			Enhanced	with
Standard	Standard	Enhanced Group			with
			Group	Administration
Accumulation Unit	Accumulation	Accumulation			Administration	Year
			Accumulation	Charges Waived
Value	Units	Unit Value			Charges Waived
			Units	Accumulation
	Outstanding				Accumulation
			Outstanding	Unit Value
					Units Outstanding

21.336089	634,922.89	22.488724	3,241.98	23.087439	3.891	12/31/2014
19.150539	727,456.51	20.123843	3,246.02	20.62834	3.892	12/31/2013
14.901656	831,345.77	15.61151	4,620.04	15.978674	3.892	12/31/2012
12.745249	938,110.84	13.31167	4,547.78	13.604019	3.892	12/31/2011
13.649497	1,051,736.56	14.212905	5,323.78	14.503094	3.892	12/31/2010
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
21.298913	153,512.053	22.793257	4,456.657	23.577844	4,628.508	12/31/2019
19.481582	161,756.30	20.785134	4,471.20	21.468063	4,521.84	12/31/2018
19.889271	162,435.19	21.155328	4,806.27	21.817153	4,623.72	12/31/2017
18.985675	200,324.69	20.133092	4,801.81	20.731592	6,419.22	12/31/2016
18.146371	230,703.64	19.184658	5,189.61	19.725069	6,452.26	12/31/2015
18.524574	263,086.06	19.525049	6,579.57	20.044656	6,597.11	12/31/2014
17.419293	317,604.08	18.304351	6,181.49	18.763025	6,914.74	12/31/2013
17.722742	373,704.36	18.566669	6,034.86	19.003105	5,533.68	12/31/2012
16.425104	438,941.37	17.154729	5,407.69	17.531258	3,502.31	12/31/2011
15.767295	498,734.94	16.417846	5,244.20	16.752885	2,502.39	12/31/2010
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio (formerly Mid Cap Growth Portfolio) - Class I (Inception Date 5/1/2007)
27.563176	41,249.693	28.646710	176.699	29.202282	2,097.071	12/31/2019
19.951868	56,659.32	20.673271	188.446	21.042312	2,953.92	12/31/2018
18.289057	45,040.41	18.892449	188.699	19.200424	3,224.33	12/31/2017
13.366633	46,879.36	13.765876	153.406	13.969191	3,850.82	12/31/2016
14.861452	52,804.64	15.258862	153.395	15.460786	3,993.82	12/31/2015
16.017087	68,601.74	16.395445	147.231	16.58725	4,824.58	12/31/2014
15.931061	71,334.31	16.25786	125.333	16.423162	4,632.61	12/31/2013
11.751763	119,005.74	11.956464	508.836	12.059774	2,814.20	12/31/2012
10.966476	145,923.09	11.123435	474.836	11.202473	1,603.99	12/31/2011
11.974622	79,274.64	12.109183	438.289	12.176797	128.432	12/31/2010
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
52.664447	117,009.067	56.359998	2,214.279	58.300107	1,797.173	12/31/2019
44.907529	125,777.94	47.912883	1,906.15	49.487207	2,358.96	12/31/2018
49.357024	136,960.26	52.499268	2,940.08	54.141702	3,013.91	12/31/2017
48.546479	157,534.52	51.480851	3,047.73	53.011311	3,262.50	12/31/2016
46.094893	175,472.63	48.732837	3,159.55	50.105719	3,245.92	12/31/2015
45.756354	199,452.59	48.228074	3,345.18	49.511686	3,372.64	12/31/2014
35.773176	233,162.55	37.591278	3,255.36	38.533446	3,404.65	12/31/2013
35.551082	257,201.98	37.24445	3,695.38	38.120131	2,517.33	12/31/2012
31.128766	275,350.85	32.51201	3,613.93	33.225818	1,376.92	12/31/2011
29.80536	300,625.24	31.035542	3,459.34	31.669046	804.593	12/31/2010
PIMCO Variable Insurance Trust - PIMCO Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
14.234304	91,714.755	14.902685	1,471.610	15.247334	8,703.078	12/31/2019
13.312089	134,917.51	13.894863	1,521.93	14.194678	8,131.84	12/31/2018
13.807321	141,881.22	14.367768	2,413.91	14.655446	8,506.32	12/31/2017
13.508521	142,198.72	14.014283	2,390.49	14.273302	7,771.31	12/31/2016
13.023155	159,992.77	13.469735	1,889.88	13.697926	7,945.23	12/31/2015
13.575379	196,998.82	13.998243	1,761.76	14.213831	7,940.27	12/31/2014
13.35411	244,655.41	13.728272	1,549.69	13.918604	7,110.12	12/31/2013
14.918978	329,750.94	15.290396	1,968.06	15.478914	6,831.62	12/31/2012
13.912909	371,829.09	14.215772	1,750.07	14.369148	4,133.48	12/31/2011
12.634272	431,883.40	12.870229	1,891.97	12.989457	1,677.86	12/31/2010
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)
16.508614	206,053.199	17.283755	15,637.051	17.683424	31,577.475	12/31/2019
15.449792	218,528.47	16.126115	13,787.98	16.47405	35,966.51	12/31/2018
15.75495	251,448.33	16.394441	15,337.90	16.722669	41,122.00	12/31/2017
15.228947	273,012.46	15.799113	14,401.15	16.09111	48,248.50	12/31/2016
15.041825	298,992.66	15.557615	15,111.67	15.821161	48,163.13	12/31/2015

			Number of	Enhanced Group	Number of
	Number of				Enhanced Group
			Enhanced	with
Standard	Standard	Enhanced Group			with
			Group	Administration
Accumulation Unit	Accumulation	Accumulation			Administration	Year
			Accumulation	Charges Waived
Value	Units	Unit Value			Charges Waived
			Units	Accumulation
	Outstanding				Accumulation
			Outstanding	Unit Value
					Units Outstanding

15.186995	326,594.49	15.66007	16,257.20	15.901249	57,309.35	12/31/2014
14.77011	372,789.36	15.183974	14,959.53	15.394474	60,481.45	12/31/2013
15.279607	437,458.14	15.660052	13,507.84	15.853109	53,491.94	12/31/2012
14.139882	453,654.59	14.447732	11,199.44	14.603585	21,810.82	12/31/2011
13.840269	553,959.72	14.098775	10,277.05	14.229361	10,999.90	12/31/2010
Wilshire Variable Insurance Trust - Wilshire Global Allocation Fund (Inception Date 12/7/2018)
11.044006	51,685.711	11.080229	1,172.013	11.098305	0.000	12/31/2019
9.458526	61,538.46	9.460738	1,307.38	9,461.84	0.000	12/31/2018

The above table gives year-end Accumulation Unit information for each Subaccount for the past 10 fiscal years (or the effective date of the Subaccount, if later) to December 31, 2019. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the BNY Mellon Variable Investment Fund Government Money Market Portfolio (formerly Dreyfus VIF Government Money Market Portfolio) Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date. If you have invested in a Subaccount that is closed to new investors, the condensed financial information for the Subaccount will be contained in Appendix D: Closed Subaccounts.

APPENDIX B: TRANSFER RESTRICTIONS

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers. We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and Beneficiaries. Short-term trading can result in: (1) the dilution of Accumulation Unit Values or Portfolio net asset values; (2) Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests; and (3) increased administrative costs due to frequent purchases and redemptions To help protect Contract Owners, Annuitants and Beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences.

U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.

As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines.

Trading Behavior	Our Response
6 or more transfer events in one	We will mail a letter to the Contract Owner notifying the Contract Owner that:
quarter of a contract year	∙ we have identified the Contract Owner as a person engaging in harmful trading practices;
and
∙ if the Contract Owner's transfer events exceed 12 in one contract year, we will automatically require the Contract Owner to submit transfer requests via regular first-class
U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.
More than 12 transfer events in	We will automatically require the Contract Owner to submit transfer requests via regular first-
one contract year	class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.

On each Contract anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new contract year. See, however, the "Other Restrictions" provision below.

U.S Mail Restrictions on Managers of Multiple Contracts. Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. We generally will require these multi-contract advisors to submit all transfers requests via regular first-class U.S. mail.

The Company may permit a manager of multiple contracts to submit transfer requests other than by mail upon written request if contracts are managed independently rather than in the aggregate. The manager of multiple contracts must provide the Company with sufficient information regarding the management methodology to support the representation that aggregate transfers will not be an intended or unintended consequence of day to day management decisions. The Company will monitor the contracts associated with the grant of any exception and, in the event a pattern of aggregate transactions emerges, again require transfer request via U.S. mail.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors:

∙the dollar amount involved in the transfer event

∙the total assets of the Portfolio involved in the transfer event

∙the number of transfer events completed in the current quarter of the contract year

∙whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies

In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.

The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies; for example, if extent economic conditions arise such that the impact of short-term trading is benign or a positive, the Company may allow it.

Information Sharing. As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company:

∙To provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and

∙To prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company's frequent trading policies.

Group Contracts. In the case of a group contract, the transfer restrictions will apply to participants who have an interest in the group contract. For example, if a participant engages in more than 12 transfer events in one Contract year, we will automatically require the participant to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the participant that are sent by any other means.

APPENDIX C: DEATH BENEFIT AMOUNT (VERSION 2E)

This Appendix C provides information you should know regarding the Death Benefit Amount if one of the scenarios described below applies to your Contract.

Scenario E-1

∙Your state of residence was Minnesota when you purchased your Contract;

∙you purchased an individual Contract before August 7, 2003 but after the 2000 Death Benefit Endorsement was approved in Minnesota; and

∙you elected the optional Enhanced Death Benefit Amount before the Contract was issued.

Scenario E-2

∙Your state of residence was any state other than Minnesota when you purchased your Contract;

∙you purchased an individual Contract before the 2003 Death Benefit Endorsement was approved in your state of residence but after the 2000 Death Benefit Endorsement was approved in your state; and

∙you elected the optional Enhanced Death Benefit Amount before the Contract was issued.

In this Appendix C, we refer to the Contracts described in Scenarios E-1 and E-2 as "Optional Death Benefit Contracts."

EXPENSE TABLES

For Optional Death Benefit Contracts, the following information replaces Table B and the Examples contained in the body of the prospectus.

Table B: Annual Expenses. The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of the average value of the Owner's interest in the Subaccounts.

	Optional Death Benefit Contracts	Optional Death Benefit Contracts
	(Issue Age 65 and younger)	(Issue Age over 65 and under 79)
Annual Contract Maintenance Fee	$30	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.35%	1.50%
Administration Charge	0.15%	0.15%
Total Separate Account Annual Expenses	1.50%	1.65%

If you surrender your Contract, we will apply the contract maintenance fee at that time.

Examples. This example is intended to help you compare the cost of investing in an Optional Death Benefit Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (Table A of the prospectus), the Annual Expenses (Table B above), and Portfolio operating expenses (Table C of the prospectus). Your actual costs may be higher or lower than the costs shown in the examples.

Example: Contract with Highest Possible Separate Account Charges

Assumptions

∙You purchased an Optional Death Benefit Contract when you were over age 65, you invest $10,000 in the Contract for the periods indicated, and your investment has a 5% return each year.

∙The annual contract maintenance fee ($30), the Separate Account Annual Expenses (1.65%), and the maximum Portfolio expenses (1.60%) are incurred.

By comparing the costs shown in the tables below, you can see the impact of contingent deferred sales charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We	$1,063	$1,659	$2,355	$4,812
also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:
We assume that you keep your Contract and leave your money in your	$363	$1,159	$2,055	$4,812
Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:

CHARGES AND DEDUCTIONS

For Optional Death Benefit Contracts, the following information replaces the Mortality and Expense Risk Charge information contained in the body of the prospectus.

If you elected the optional Enhanced Death Benefit Amount, there is an additional charge for this benefit. This additional charge is included in the mortality and expense risk charge described below. This benefit and the associated additional charge cannot be discontinued after the Contract is issued.

Mortality and Expense	Purpose of Charge: Compensation for bearing certain mortality and expense risks under the Contract.
Risk Charge	Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment
Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the
Company's actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.
This Mortality and Expense Risk Charge includes an additional charge for the Optional Enhanced
Death Benefit Amount.
Amount of Charge	For Optional Death Benefit Contracts issued to an Owner age 65 or younger, a daily charge equal to
0.003724% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.35%.
For Optional Death Benefit Contracts issued to an Owner over age 65 but under age 79, a daily charge equal to 0.004141% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.50.
When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.
Waivers	None.

DEATH BENEFIT

For Optional Death Benefit Contracts, the following information replaces the Death Benefit Amount information contained in the body of the prospectus.

Optional Enhanced Death Benefit Amount (Version 2E)

The optional Enhanced Death Benefit Amount will be based on the greatest of:

1)the Account Value on the Death Benefit Valuation Date;

2)the Enhanced Minimum Death Benefit; or

3)the Enhanced Historic High Value.

A withdrawal from the Contract may result in a reduction in the Death Benefit that is greater than the amount of the withdrawal. The Death Benefit Amount will be reduced by any applicable premium tax or other tax not previously deducted. It will also be reduced by any outstanding loans.

The death benefit will be allocated among the Subaccounts and Fixed Accounts options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

Enhanced Minimum Death Benefit. The Enhanced Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for partial surrenders, and increased by interest. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender.

∙If the Owner dies before age 80, interest compounds daily, at an effective annual interest rate of 5%, to the Death Benefit Valuation Date.

∙If the Owner dies on or after his or her 80th birthday, interest compounds daily, at an effective annual interest rate of 5%, to the Contract anniversary prior to his or her 80th birthday.

Enhanced Historic High Value. The Enhanced Historic High Value is equal to the Enhanced High Value, reduced proportionally for withdrawals taken after that Enhanced High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of withdrawal. The Enhanced High Value is the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to age 80.

Example of Determination of Optional Enhanced Death Benefit Amount for Version 2E. This example is intended to help you understand how a withdrawal impacts the optional Enhanced Death Benefit Amount and how the optional Enhanced Death Benefit Amount is calculated.

This example assumes:

∙your total Purchase Payments equal $100,000 and your Account Value is $90,000,

∙the "Enhanced High Value" is $140,000,

∙you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000; and

∙the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

It also assumes that, for purposes of calculating the optional Enhanced Death Benefit Amount, total Purchase Payments will be increased by interest in the amount of $107,893, which represents interest at an annual effective rate of 5% for 10 years.

Step One: Calculate the proportional reduction in the Purchase Payment amount.

1 –	$80,000	Account Value immediately after withdrawal			= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal				Reduction

$100,000	Purchase	x 11.1111%	Percentage	= $11,111	Proportional
	Payments		Reduction		Reduction

Step Two: Calculate the Enhanced Minimum Death Benefit (reduced Purchase Payment amount, increased by interest).

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111
Purchase Payments reduced for withdrawals	88,889
Plus interest	+ 107,893
Minimum Death Benefit	$196,782

Step Three: Calculate the proportional reduction in the Enhanced High Value.

1 –	$80,000	Account Value immediately after withdrawal			= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal				Reduction

$140,000	Enhanced	x 11.1111%	Percentage	= $15,556	Proportional
	High Value		Reduction		Reduction

Step Four: Calculate the Enhanced Historic High Value amount, which is the same as the reduced High Value amount.

Enhanced High Value	$140,000
Less proportional reduction for withdrawals	– 15,556
Enhanced Historic High Value	$124,444

Step Five: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

∙	Account Value	$80,000
∙ Enhanced Minimum Death Benefit		$196,782
∙	Enhanced Historic High Value	$124,444

Immediately after the withdrawal, the Enhanced Minimum Death Benefit of $196,782 is greater than the Enhanced Historic High Value of $124,444 and the Account Value of $80,000, so the Death Benefit amount would be $196,782.

CONDENSED FINANCIALS FOR CONTRACTS WITH ENHANCED OPTIONAL DEATH BENEFIT RIDER

Optional Death Benefit	Number of Optional Death	Optional Death Benefit	Number of Optional
	Benefit (issue age 65 and		Death Benefit (issue
(issue age 65 and younger)		(issue age over 65/under
	younger)		age over 65/under 79)	Year
Accumulation		79) Accumulation Unit
	Accumulation		Accumulation
Unit Value		Value
	Units Outstanding		Units Outstanding

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco Oppenheimer V.I. Capital Appreciation Fund (formerly
Oppenheimer Capital Appreciation Fund/VA) - Non-Service Shares (Inception Date 5/1/2001)
25.551382	0	24.971189	0	12/31/2019
19.046399	0	18.642262	0	12/31/2018
20.513442	0	20.108948	0	12/31/2017
16.419091	0	16.119759	0	12/31/2016
17.044567	0	16.75931	0	12/31/2015
16.711931	0	16.45728	0	12/31/2014
14.701129	0	14.499162	0	12/31/2013
11.503793	0	11.363025	0	12/31/2012
10.234898	0	10.125132	0	12/31/2011
10.511249	0	10.414325	0	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco Oppenheimer V.I. Conservative Balanced Fund (formerly
Oppenheimer Conservative Balanced Fund/VA) - Non-Service Shares (Inception Date 12/1/2004)
13.659677	0	13.349520	0	12/31/2019
11.800805	0	11.550407	0	12/31/2018
12.655076	0	12.405521	0	12/31/2017
11.759289	0	11.544903	0	12/31/2016
11.341834	0	11.152015	0	12/31/2015
11.419602	0	11.245583	0	12/31/2014
10.715102	456.657	10.567892	0	12/31/2013
9.612383	456.657	9.494758	0	12/31/2012
8.687427	457.186	8.594256	0	12/31/2011
8.756402	1,007.04	8.675646	0	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (formerly
Invesco V.I. Mid Cap Growth Fund) - Series I Shares (Inception Date 5/1/2012)
20.617090	0.833	20.377335	0	12/31/2019
15.580617	2.111	15.422885	0	12/31/2018
16.754645	1,295.50	16.610465	0	12/31/2017
13.885912	1,621.18	13.787322	0	12/31/2016
13.991782	1,828.27	13.913601	0	12/31/2015
14.03564	2,916.38	13.978479	0	12/31/2014
13.189388	2,772.01	13.1557	0	12/31/2013
9.772763	2,392.54	9.76263	0	12/31/2012
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco Oppenheimer V.I. Main Street Fund® (formerly Oppenheimer
Main Street Fund®/VA) - Non-Service Shares (Inception Date 12/1/2004)
26.911025	0	26.299883	0	12/31/2019
20.684924	0	20.245959	0	12/31/2018
22.799801	0	22.35016	0	12/31/2017
19.798232	0	19.437255	0	12/31/2016
18.007781	0	17.706365	0	12/31/2015
17.693109	0	17.423456	0	12/31/2014
16.225883	0	16.002921	0	12/31/2013
12.500898	811.581	12.347889	0	12/31/2012
10.859984	811.581	10.743481	0	12/31/2011
11.026628	832.322	10.924908	0	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Value Fund-Series I Shares (Inception Date
7/15/1997)
44.648071	0.684	43.159368	0	12/31/2019
36.254761	1.733	35.099284	0	12/31/2018
42.140453	2.767	40.859928	0	12/31/2017
38.904298	3.695	37.779386	0	12/31/2016
34.197913	120.661	33.259669	0	12/31/2015
38.205863	274.424	37.214289	0	12/31/2014
35.341722	279.549	34.476918	414.531	12/31/2013
26.72272	669.284	26.108494	415.08	12/31/2012
				53

Optional Death Benefit	Number of Optional Death	Optional Death Benefit	Number of Optional
	Benefit (issue age 65 and		Death Benefit (issue
(issue age 65 and younger)		(issue age over 65/under
	younger)		age over 65/under 79)	Year
Accumulation		79) Accumulation Unit
	Accumulation		Accumulation
Unit Value		Value
	Units Outstanding		Units Outstanding

23.129074	1,106.79	22.632046	415.706	12/31/2011
23.266279	1,106.62	22.800917	416.342	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Comstock Fund-Series I Shares (Inception Date 5/1/2011)
19.987709	275.239	19.725267	0	12/31/2019
16.194564	285.079	16.006251	0	12/31/2018
18.719649	299.325	18.530329	0	12/31/2017
16.125254	309.79	15.98641	0	12/31/2016
13.956601	321.387	13.85751	0	12/31/2015
15.070696	322.109	14.986498	0	12/31/2014
13.987366	791.135	13.930415	0	12/31/2013
10.443398	791.919	10.416708	0	12/31/2012
8.892927	793.439	8.883788	0	12/31/2011
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
20.596026	0	20.171321	0	12/31/2019
16.213544	0	15.903398	0	12/31/2018
18.168897	0	17.848666	0	12/31/2017
16.297692	0	16.034749	0	12/31/2016
15.005706	0	14.786093	0	12/31/2015
16.167109	0	15.954778	0	12/31/2014
15.176947	0	15.000436	0	12/31/2013
11.921202	0	11.80048	0	12/31/2012
10.628194	0	10.536683	0	12/31/2011
10.796561	0	10.719875	0	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Diversified Dividend Fund-Series I Shares (Inception Date
5/1/2001)
20.889576	0	20.615396	0	12/31/2019
16.953782	0	16.756743	0	12/31/2018
18.624178	0	18.435934	0	12/31/2017
17.413851	0	17.264014	0	12/31/2016
15.398163	0	15.28891	0	12/31/2015
15.316128	0	15.230622	0	12/31/2014
13.781537	0	13.725464	0	12/31/2013
10.677484	0	10.650221	0	12/31/2012
9.131052	0	9.121677	0	12/31/2011
5.499048	0	5.419274	0	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Health Care Fund (formerly Invesco V.I. Global Health Care
Fund) - Series I Shares (Inception Date 5/1/2001)
29.389609	0	28.569531	0	12/31/2019
22.517782	0	21.922788	0	12/31/2018
22.657762	0	22.092884	0	12/31/2017
19.858838	0	19.393137	0	12/31/2016
22.771219	48.509	22.271114	0	12/31/2015
22.409137	48.765	21.950378	0	12/31/2014
19.011079	49.022	18.650231	0	12/31/2013
13.732927	49.327	13.492765	0	12/31/2012
11.532821	696.852	11.348477	0	12/31/2011
11.263244	697.244	11.100066	0	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. High Yield Fund-Series I Shares (Inception Date 4/30/2004)
20.560063	0	20.075200	0	12/31/2019
18.38906	0	17.982722	0	12/31/2018
19.318223	0	18.920283	0	12/31/2017
18.449284	0	18.096678	0	12/31/2016
16.841857	0	16.545122	0	12/31/2015
17.657534	0	17.372854	0	12/31/2014
17.622309	0	17.364619	0	12/31/2013
16.719008	0	16.499621	0	12/31/2012
14.486958	0	14.318741	0	12/31/2011
14.56694	0	14.419662	0	12/31/2010
				54

Optional Death Benefit	Number of Optional Death	Optional Death Benefit	Number of Optional
	Benefit (issue age 65 and		Death Benefit (issue
(issue age 65 and younger)		(issue age over 65/under
	younger)		age over 65/under 79)	Year
Accumulation		79) Accumulation Unit
	Accumulation		Accumulation
Unit Value		Value
	Units Outstanding		Units Outstanding

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Small Cap Equity Fund-Series I Shares (Inception Date
12/1/2004)
23.977279	0	23.432669	0	12/31/2019
19.228122	0	18.820002	0	12/31/2018
22.989799	0	22.536346	0	12/31/2017
20.462649	0	20.089493	0	12/31/2016
18.53795	0	18.227622	0	12/31/2015
19.919834	0	19.616219	0	12/31/2014
19.756846	0	19.485363	0	12/31/2013
14.591069	650.602	14.412463	0	12/31/2012
13.007163	650.602	12.867619	0	12/31/2011
13.301457	729.45	13.178765	0	12/31/2010
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio (formerly Ibbotson Balanced ETF Asset Allocation
Portfolio)-Class II (Inception Date 5/1/2007)
14.343809	0	14.069668	0	12/31/2019
12.525562	0	12.304883	0	12/31/2018
13.562753	0	13.344217	0	12/31/2017
12.149279	0	11.971661	0	12/31/2016
11.370625	0	11.221442	0	12/31/2015
11.806113	0	11.668966	0	12/31/2014
11.468588	0	11.352618	0	12/31/2013
10.4087	0	10.319145	0	12/31/2012
9.536779	0	9.469194	0	12/31/2011
9.768373	0	9.713887	0	12/31/2010
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio (formerly Ibbotson Conservative ETF Asset
Allocation Portfolio)-Class II (Inception Date 5/1/2007)
12.510406	0	12.271268	0	12/31/2019
11.596116	0	11.391784	0	12/31/2018
12.059142	0	11.864804	0	12/31/2017
11.527299	0	11.358745	0	12/31/2016
11.187417	0	11.040614	0	12/31/2015
11.497093	0	11.363511	0	12/31/2014
11.35792	0	11.243063	0	12/31/2013
11.242667	0	11.145931	0	12/31/2012
10.849499	0	10.772617	0	12/31/2011
10.678798	0	10.619233	0	12/31/2010
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio (formerly Ibbotson Growth ETF Asset Allocation
Portfolio)-Class II (Inception Date 5/1/2007)
14.805711	0	14.522666	0	12/31/2019
12.55043	0	12.329248	0	12/31/2018
13.856892	0	13.633543	0	12/31/2017
11.992787	0	11.8174	0	12/31/2016
11.099401	0	10.953736	0	12/31/2015
11.55892	0	11.424602	0	12/31/2014
11.221604	0	11.1081	0	12/31/2013
9.775177	0	9.691034	0	12/31/2012
8.789531	0	8.727217	0	12/31/2011
9.263876	0	9.212174	0	12/31/2010
ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio (formerly Ibbotson Income and Growth ETF
Asset Allocation Portfolio)-Class II (Inception Date 5/1/2007)
13.361024	0	13.105655	0	12/31/2019
12.014418	0	11.802731	0	12/31/2018
12.740073	0	12.534774	0	12/31/2017
11.764199	0	11.592209	0	12/31/2016
11.227802	0	11.080502	0	12/31/2015
11.593338	0	11.458675	0	12/31/2014
11.393512	0	11.278324	0	12/31/2013
10.7768	0	10.684096	0	12/31/2012
				55

Optional Death Benefit	Number of Optional Death	Optional Death Benefit	Number of Optional
	Benefit (issue age 65 and		Death Benefit (issue
(issue age 65 and younger)		(issue age over 65/under
	younger)		age over 65/under 79)	Year
Accumulation		79) Accumulation Unit
	Accumulation		Accumulation
Unit Value		Value
	Units Outstanding		Units Outstanding

10.143634	0	10.071769	0	12/31/2011
10.187194	0	10.130388	0	12/31/2010
American Century Variable Portfolios, Inc. - VP Capital Appreciation Fund-Class I Shares (Inception Date 4/25/2014)
16.475386	43.852	16.333304	0	12/31/2019
12.338171	46.192	12.250397	0	12/31/2018
13.213861	48.546	13.139961	0	12/31/2017
11.014294	269.187	10.96932	0	12/31/2016
10.832266	446.785	10.804468	0	12/31/2015
10.788863	438.328	10.777571	0	12/31/2014
American Century Variable Portfolios, Inc. - VP Large Company Value Fund-Class I Shares (Inception Date 5/1/2004)
21.257249	0	20.774430	0	12/31/2019
16.929311	0	16.569978	0	12/31/2018
18.69167	0	18.322974	0	12/31/2017
17.083805	0	16.772262	0	12/31/2016
15.049297	0	14.797357	0	12/31/2015
15.897605	0	15.655292	0	12/31/2014
14.299296	0	14.10279	0	12/31/2013
11.053373	0	10.918072	0	12/31/2012
9.641591	0	9.538149	0	12/31/2011
9.679912	0	9.590615	0	12/31/2010
American Century Variable Portfolios, Inc. - VP Mid Cap Value Fund-Class I Shares (Inception Date 12/1/2004)
33.321384	0	32.564663	0	12/31/2019
26.193449	0	25.637578	0	12/31/2018
30.511291	0	29.909556	0	12/31/2017
27.731576	0	27.22594	0	12/31/2016
22.916394	106.677	22.532789	0	12/31/2015
23.603474	835.662	23.243725	0	12/31/2014
20.582533	820.198	20.299695	0	12/31/2013
16.05954	642.42	15.862963	0	12/31/2012
14.016711	1,976.56	13.866319	0	12/31/2011
14.329115	3,141.91	14.196922	0	12/31/2010
American Century Variable Portfolios, Inc. - VP Ultra® Fund-Class I Shares (Inception Date 12/1/2004)
31.245701	28.600	30.536177	0	12/31/2019
23.570529	29.117	23.070374	0	12/31/2018
23.751392	29.661	23.283026	0	12/31/2017
18.235321	195.537	17.902855	0	12/31/2016
17.725054	196.317	17.4284	0	12/31/2015
16.933054	846.066	16.675012	0	12/31/2014
15.628758	898.272	15.414036	0	12/31/2013
11.575185	1,033.53	11.433524	0	12/31/2012
10.315905	1,052.39	10.205251	0	12/31/2011
10.362149	1,304.46	10.266574	0	12/31/2010
BNY Mellon Investment Portfolios - MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
18.632538	0	18.276293	0	12/31/2019
15.78249	0	15.504331	0	12/31/2018
19.005488	0	18.699149	0	12/31/2017
16.77164	0	16.526356	0	12/31/2016
14.780236	0	14.586256	0	12/31/2015
15.392672	0	15.2138	0	12/31/2014
13.982671	0	13.841227	0	12/31/2013
10.538757	0	10.448031	0	12/31/2012
8.966026	0	8.902452	0	12/31/2011
9.084243	0	9.033541	0	12/31/2010
BNY Mellon Investment Portfolios - Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
36.178300	16.134	35.356650	0	12/31/2019
29.192911	16.336	28.573358	0	12/31/2018
29.934727	16.548	29.344324	0	12/31/2017
21.304764	137.395	20.916254	0	12/31/2016

Optional Death Benefit	Number of Optional Death	Optional Death Benefit	Number of Optional
	Benefit (issue age 65 and		Death Benefit (issue
(issue age 65 and younger)		(issue age over 65/under
	younger)		age over 65/under 79)	Year
Accumulation		79) Accumulation Unit
	Accumulation		Accumulation
Unit Value		Value
	Units Outstanding		Units Outstanding

20.653759	178.444	20.307998	0	12/31/2015
19.75185	178.937	19.45077	0	12/31/2014
18.771857	179.467	18.513861	0	12/31/2013
14.35021	180.111	14.174535	0	12/31/2012
12.601291	695.218	12.466089	0	12/31/2011
13.872198	696.12	13.744226	0	12/31/2010
BNY Mellon Stock Index Fund, Inc. (formerly Dreyfus Stock Index Fund, Inc.) - Initial Shares (Inception Date 7/15/1997)
35.952796	4.741	34.754159	0	12/31/2019
27.823684	6.624	26.937027	0	12/31/2018
29.623081	8.495	28.723032	0	12/31/2017
24.743322	258.705	24.02795	0	12/31/2016
22.48738	732.638	21.870477	0	12/31/2015
22.57974	1,443.78	21.993754	0	12/31/2014
20.210458	1,241.85	19.71594	0	12/31/2013
15.540816	1,042.48	15.183636	0	12/31/2012
13.633137	4,999.85	13.340187	0	12/31/2011
13.585166	5,977.49	13.313456	0	12/31/2010
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Sustainable U.S. Equity Portfolio, Inc. )- Initial Shares (Inception
Date 7/15/1997)
27.332192	0	26.420916	0	12/31/2019
20.652425	0	19.994251	0	12/31/2018
21.93424	0	21.267753	0	12/31/2017
19.306951	273.7	18.748712	0	12/31/2016
17.758821	273.7	17.271598	0	12/31/2015
18.624265	273.7	18.140882	0	12/31/2014
16.666024	273.697	16.258195	0	12/31/2013
12.594424	273.697	12.304924	0	12/31/2012
11.419795	273.96	11.174371	0	12/31/2011
11.489945	274.233	11.260096	0	12/31/2010
BNY Mellon Variable Investment Fund - Appreciation Portfolio-Initial Shares (Inception Date 12/7/1995)
34.894992	0	33.731510	0	12/31/2019
26.030201	0	25.200611	0	12/31/2018
28.373187	0	27.511034	0	12/31/2017
22.621139	237.338	21.967052	0	12/31/2016
21.283506	237.338	20.699568	0	12/31/2015
22.154615	237.338	21.579607	0	12/31/2014
20.808266	237.341	20.299079	0	12/31/2013
17.443859	237.341	17.042914	0	12/31/2012
16.038052	237.569	15.693421	0	12/31/2011
14.935711	843.572	14.636968	0	12/31/2010
BNY Mellon Variable Investment Fund - Government Money Market Portfolio (formerly Money Market Portfolio) (Inception Date 5/1/2005)
1.087344	14.008	1.050574	0	12/31/2019
1.085865	35.486	1.050798	0	12/31/2018
1.088202	56.666	1.054844	0	12/31/2017
1.099801	75.662	1.068141	0	12/31/2016
1.114747	2,413.47	1.08479	0	12/31/2015
1.129771	2,220.96	1.101517	0	12/31/2014
1.144796	2,030.98	1.118245	0	12/31/2013
1.159822	1,773.30	1.134974	0	12/31/2012
1.174932	1,977.04	1.151793	0	12/31/2011
1.189835	2,995.30	1.168396	0	12/31/2010
BNY Mellon Variable Investment Fund - Growth & Income Portfolio-Initial Shares (Inception Date 12/7/1995)
29.254598	1.318	28.279237	0	12/31/2019
23.001631	3.339	22.268596	0	12/31/2018
24.501991	5.331	23.757497	0	12/31/2017
20.778778	7.118	20.177995	0	12/31/2016
19.171872	233.116	18.645897	0	12/31/2015
19.160366	222.017	18.663095	0	12/31/2014
				57

Optional Death Benefit	Number of Optional Death	Optional Death Benefit	Number of Optional
	Benefit (issue age 65 and		Death Benefit (issue
(issue age 65 and younger)		(issue age over 65/under
	younger)		age over 65/under 79)	Year
Accumulation		79) Accumulation Unit
	Accumulation		Accumulation
Unit Value		Value
	Units Outstanding		Units Outstanding

17.671834	639.12	17.239419	0	12/31/2013
13.116319	619.521	12.814852	0	12/31/2012
11.278546	587.571	11.036181	0	12/31/2011
11.77908	538.367	11.543482	0	12/31/2010
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio-Initial Shares (Inception Date 12/7/1997)
24.758976	165.284	23.933345	0	12/31/2019
20.640727	173.155	19.982818	0	12/31/2018
25.897632	183.623	25.11062	0	12/31/2017
21.08654	191.635	20.476767	0	12/31/2016
18.286053	461.483	17.7843	0	12/31/2015
18.997297	450.943	18.504178	0	12/31/2014
18.983929	439.975	18.519328	0	12/31/2013
12.974086	421.689	12.675816	0	12/31/2012
10.925843	941.59	10.691003	0	12/31/2011
12.87464	921.159	12.617102	0	12/31/2010
Deutsche DWS Investments VIT Funds - DWS Small Cap Index VIP (formerly Deutsche Small Cap Index VIP)-Class A (Inception Date 5/1/1999)
34.563501	0	33.499736	0	12/31/2019
28.021941	0	27.200865	0	12/31/2018
32.050443	0	31.159023	0	12/31/2017
28.459363	125.771	27.70982	0	12/31/2016
23.872855	125.771	23.279496	0	12/31/2015
25.403848	125.771	24.810196	0	12/31/2014
24.623052	227.804	24.084288	0	12/31/2013
18.030911	227.804	17.663227	0	12/31/2012
15.747735	228.043	15.450221	0	12/31/2011
16.725575	221.584	16.434548	0	12/31/2010
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund-Class 2 (Inception Date 5/1/2007)
10.133650	0	9.939863	0	12/31/2019
9.142498	0	8.981317	0	12/31/2018
10.97779	0	10.80078	0	12/31/2017
9.550231	0	9.410509	0	12/31/2016
9.046475	0	8.927705	0	12/31/2015
9.82192	0	9.707758	0	12/31/2014
11.220632	0	11.107118	0	12/31/2013
9.263616	0	9.183858	0	12/31/2012
7.955043	0	7.898627	0	12/31/2011
9.037088	0	8.986647	0	12/31/2010
Janus Aspen Series - Janus Henderson VIT Balanced Portfolio (formerly Janus Aspen Balanced Portfolio)-Institutional Shares (Inception
Date 7/15/1997)
49.113515	0.996	47.476177	0	12/31/2019
40.673841	2.523	39.377734	0	12/31/2018
41.017308	4.029	39.771091	0	12/31/2017
35.159776	190.844	34.143278	0	12/31/2016
34.124507	360.706	33.188421	0	12/31/2015
34.430596	1,342.56	33.537135	0	12/31/2014
32.214323	1,239.46	31.426158	408.386	12/31/2013
27.218811	1,322.66	26.593307	408.927	12/31/2012
24.322807	1,752.52	23.800233	409.545	12/31/2011
24.294411	2,780.97	23.808573	410.171	12/31/2010
Janus Aspen Series - Janus Henderson VIT Enterprise Portfolio (formerly Janus Aspen Enterprise Portfolio)-Institutional Shares (Inception
Date 7/15/1997)
62.487559	0	60.404030	0	12/31/2019
46.823665	0	45.331327	0	12/31/2018
47.738841	0	46.288158	0	12/31/2017
38.03411	0	36.934304	0	12/31/2016
34.364836	0	33.421943	0	12/31/2015
33.536633	0	32.666143	0	12/31/2014
30.258185	0	29.517691	0	12/31/2013
				58

Optional Death Benefit	Number of Optional Death	Optional Death Benefit	Number of Optional
	Benefit (issue age 65 and		Death Benefit (issue
(issue age 65 and younger)		(issue age over 65/under
	younger)		age over 65/under 79)	Year
Accumulation		79) Accumulation Unit
	Accumulation		Accumulation
Unit Value		Value
	Units Outstanding		Units Outstanding

23.205213	0	22.671775	0	12/31/2012
20.087112	0	19.655389	0	12/31/2011
20.686244	160.019	20.27242	0	12/31/2010
Janus Aspen Series - Janus Henderson VIT Forty Portfolio (formerly Janus Aspen Forty Portfolio)-Institutional Shares (Inception Date
5/1/1999)
38.392346	256.330	37.210416	0	12/31/2019
28.416904	266.455	27.584015	0	12/31/2018
28.291156	280.593	27.504036	0	12/31/2017
22.039038	291.248	21.458383	0	12/31/2016
21.894006	404.778	21.349643	0	12/31/2015
19.806856	518.474	19.343801	0	12/31/2014
18.493557	770.116	18.088728	0	12/31/2013
14.307295	762.052	14.015414	0	12/31/2012
11.699545	749.264	11.47839	0	12/31/2011
12.729492	2,101.59	12.50787	0	12/31/2010
Janus Aspen Series - Janus Henderson VIT Overseas Portfolio (formerly Janus Aspen Overseas Portfolio-Institutional Shares (Inception Date
7/15/1997)
29.120415	0	28.149341	0	12/31/2019
23.275283	0	22.533392	0	12/31/2018
27.783506	0	26.939165	0	12/31/2017
21.511045	0	20.888975	0	12/31/2016
23.344948	0	22.704394	0	12/31/2015
25.928166	715.167	25.255198	0	12/31/2014
29.869783	726.804	29.138874	0	12/31/2013
26.469833	987.59	25.861433	0	12/31/2012
23.685193	998.535	23.176245	0	12/31/2011
35.449774	905.059	34.740872	0	12/31/2010
Janus Aspen Series - Janus Henderson VIT Research Portfolio (formerly Janus Aspen Janus Portfolio)-Institutional Shares (Inception Date
7/15/1997)
34.746734	22.779	33.588237	0	12/31/2019
26.029918	23.19	25.200366	0	12/31/2018
27.127693	23.622	26.303399	0	12/31/2017
21.5354	24.147	20.912718	0	12/31/2016
21.754476	24.767	21.157629	0	12/31/2015
20.965141	25.369	20.421014	0	12/31/2014
18.836692	26.052	18.375747	0	12/31/2013
14.672307	26.875	14.335062	0	12/31/2012
12.561895	27.848	12.291941	0	12/31/2011
13.466769	274.637	13.197399	0	12/31/2010
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
20.822802	2.064	20.128659	0	12/31/2019
19.065415	5.23	18.457931	0	12/31/2018
19.484268	8.35	18.892338	0	12/31/2017
18.617898	243.942	18.079707	0	12/31/2016
17.812913	738.161	17.324341	0	12/31/2015
18.202644	715.105	17.730345	0	12/31/2014
17.13395	770.045	16.714795	0	12/31/2013
17.450128	736.64	17.04916	0	12/31/2012
16.188954	2,785.56	15.841175	0	12/31/2011
15.556347	2,908.91	15.245263	0	12/31/2010
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio (formerly Mid Cap Growth Portfolio) - Class I (Inception Date 5/1/2007)
27.210825	0	26.690592	0	12/31/2019
19.716807	0	19.369292	0	12/31/2018
18.09205	0	17.800412	0	12/31/2017
13.23602	0	13.042422	0	12/31/2016
14.731164	0	14.537818	0	12/31/2015
15.892799	0	15.708113	0	12/31/2014
15.823494	0	15.663447	0	12/31/2013
				59

Optional Death Benefit	Number of Optional Death	Optional Death Benefit	Number of Optional
	Benefit (issue age 65 and		Death Benefit (issue
(issue age 65 and younger)		(issue age over 65/under
	younger)		age over 65/under 79)	Year
Accumulation		79) Accumulation Unit
	Accumulation		Accumulation
Unit Value		Value
	Units Outstanding		Units Outstanding

11.684259	747.28	11.583678	0	12/31/2012
10.914608	747.28	10.837226	0	12/31/2011
11.930056	0	11.863483	0	12/31/2010
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
51.487296	0	49.770718	0	12/31/2019
43.948322	0	42.547798	0	12/31/2018
48.352129	0	46.883024	0	12/31/2017
47.606228	0	46.229876	0	12/31/2016
45.247963	0	44.006652	0	12/31/2015
44.96123	0	43.794382	0	12/31/2014
35.187181	39.466	34.326149	0	12/31/2013
35.00423	39.877	34.199705	0	12/31/2012
30.681207	40.338	30.021922	0	12/31/2011
29.406587	40.736	28.818425	0	12/31/2010
PIMCO Variable Insurance Trust - PIMCO Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
14.017919	0	13.699597	0	12/31/2019
13.123034	0	12.844569	0	12/31/2018
13.625119	0	13.356435	0	12/31/2017
13.343762	0	13.100494	0	12/31/2016
12.87739	0	12.661878	0	12/31/2015
13.437072	0	13.232328	0	12/31/2014
13.231481	0	13.049715	0	12/31/2013
14.796992	0	14.615949	0	12/31/2012
13.813229	0	13.665114	0	12/31/2011
12.556436	651.035	12.44067	0	12/31/2010
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)
16.260592	0	15.891277	0	12/31/2019
15.233116	0	14.909817	0	12/31/2018
15.549853	0	15.243141	0	12/31/2017
15.045913	0	14.771547	0	12/31/2016
14.87613	0	14.6271	0	12/31/2015
15.032354	985.7	14.803241	0	12/31/2014
14.634555	991.34	14.433465	0	12/31/2013
15.154758	849.921	14.969278	0	12/31/2012
14.03866	834.803	13.888071	0	12/31/2011
13.755099	1,467.69	13.628218	0	12/31/2010
Wilshire Variable Insurance Trust - Wilshire Global Allocation Fund (Inception Date 12/7/2018)
11.031949	0	11.013885	0	12/31/2019
9.457786	0	9.456681	0	12/31/2018

The above table gives year-end Accumulation Unit information for each Subaccount for each of the last 10 fiscal years (or the effective date of the Subaccount, if later) to December 31, 2019. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the BNY Mellon Variable Investment Fund Government Money Market Portfolio (formerly Dreyfus VIF Government Money Market Portfolio) Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

If you have invested in a Subaccount that is closed to new investors, the condensed financial information for such Subaccounts will be contained in Appendix D: Closed Subaccounts.

APPENDIX D: CLOSED SUBACCOUNTS

This Appendix provides information you should know before making any decision to allocate Purchase Payments or transfer amounts to the Subaccounts (individually, the "Closed Subaccount" and collectively, the "Closed Subaccounts") investing in the Portfolios listed below ("Closed Portfolios"). Each Closed Subaccount is an additional investment option available only to Contract Owners who held Accumulation Units in the Subaccount on the cutoff date set out below. Each Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

PORTFOLIO	SHARE	ADVISOR	INVESTMENT	CUTOFF DATE
	CLASS		CATEGORY

Calamos Advisors Trust	N/A	Calamos Advisors LLC	Aggressive Allocation:	April 30, 2012
Calamos Growth and Income Portfolio			Large Blend
Davis Variable Account Fund	N/A	Davis Selected Advisers, L.P.	US Equity Large Cap	April 30, 2015
Davis Value Portfolio		Sub-Advisor: Davis Selected Advisers-	Blend: Large Blend
NY, Inc. (an affiliate of Davis Selected
Advisors, L.P.)
Janus Aspen Series	Institutional	Janus Capital Management LLC	Global Equity Large	November 30, 2004
Janus Henderson VIT Global Research			Cap: Large Growth
Portfolio
The Timothy Plan	N/A	Timothy Partners, Ltd.	Cautious Allocation:	November 30, 2004
The Timothy Plan Conservative			Mid Blend
Growth Variable Series
The Timothy Plan	N/A	Timothy Partners, Ltd.	Moderate Allocation:	November 30, 2004
The Timothy Plan Strategic Growth			Mid Blend
Variable Series

Expenses and Examples with Closed Portfolios

The information in this section supplements the Expense Tables section in the Prospectus, which does not reflect the operating expenses of the Closed Portfolios.

Table C: Total Annual Portfolio Operating Expenses. When the Closed Portfolios are included in Table C, the maximum total operating expenses increase as shown below and the maximum expenses are the expenses of The Timothy Plan Strategic Growth Variable Series.

	Minimum	Maximum
Without Closed Portfolios	0.27%	1.53%
With Closed Portfolios	0.27%	1.82%

Example. Below is an example that reflects this increase in the maximum Portfolio expenses.

Example D-1: Contract with Maximum Fund Operating Expenses (The Timothy Plan Strategic Growth Variable Series)

Assumptions

∙You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

∙The annual contract maintenance fee ($30), the maximum Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (1.82%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of	$1,060	$1,649	$2,339	$4,777
the period. We also assume that the applicable contingent
deferred sales charge is incurred. In this case, your costs
would be:

We assume that you keep your Contract and leave your	$360	$1,149	$2,039	$4,777
money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent
deferred sales charge does not apply in these situations. In this case, your costs would be:

Example D-1A: Contract with Maximum Fund Operating Expenses and Highest Possible Separate Account Charges (The Timothy Plan Strategic Growth Variable Series)

Assumptions

∙You purchase an Optional Death Benefit Contract when you were over age 65, you invest $10,000 in the Spirit® Contract for the periods indicated and your investment has a 5% return each year.

∙The annual contract maintenance fee ($30), the maximum Separate Account annual expenses (1.65%), and the maximum Portfolio expenses (1.82%) are incurred.

				1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of				$1,085	$1,726	$2,471	$5,062
the period. We also assume that the applicable contingent
deferred sales charge is incurred. In this case, your costs
would be:

We assume that you keep your Contract and leave your				$385	$1,226	$2,171	$5,062
money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent
deferred sales charge does not apply in these situations. In this case, your costs would be:

Condensed Financial Information for Closed Subaccounts

			Number of	Enhanced Group		Number of
	Number of				Enhanced Group
			Enhanced	with
Standard	Standard	Enhanced Group				with
			Group	Administration
Accumulation	Accumulation	Accumulation				Administration	Year
			Accumulation	Charges Waived
Unit Value	Units	Unit Value			Charges Waived
			Units	Accumulation
	Outstanding					Accumulation
			Outstanding	Unit Value
					Units Outstanding

Calamos Advisors Trust - Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
18.417377	46,798.038	19.141267	125.201	19.512364		10,712.694	12/31/19
14.876206	64,351.322	15.413992	235.309	15.689056		10705.151	12/31/18
15.780897	75,472.291	16.301453	228.865	16.567095		15,317.441	12/31/17
13.855053	81,230.809	14.268778	218.028	14.479432		14,588.787	12/31/16
13.216429	98,350.711	13.569775	205.802	13.749265		13,373.594	12/31/15
13.255393	111,095.556	13.568448	186.752	13.727121		12,983.143	12/31/14
12.582472	122,133.087	12.840541	848.809	12.971041		12,312.111	12/31/13
10.963522	156,626.753	11.154431	845.823	11.250751		16,591.726	12/31/12
10.255741	193,925.031	10.402478	817.267	10.476349		7,856.256	12/31/11
10.599686	139,497.772	10.718782	914.186	10.778592		1,804.667	12/31/10
Davis Variable Account Fund, Inc. - Davis Value Portfolio (Inception Date 5/1/2007)
17.932096	40,447.651	18.637058	1,248.985	18.998529		1,870.375	12/31/19
13.865176	50,449.834	14.366535	2,320.392	14.623023		2,451.823	12/31/18
16.277566	59,373.581	16.814629	3,322.791	17.088752		2,751.661	12/31/17
13.461923	63,499.725	13.864017	3,407.552	14.068786		4,268.484	12/31/16
12.203048	72,255.540	12.529386	3,226.479	12.695208		4,303.620	12/31/15
12.181922	82,991.715	12.469726	3,152.521	12.615615		5,278.946	12/31/14
11.649064	95,678.915	11.888069	2,935.808	12.008955		5,197.583	12/31/13
8.854556	98,427.146	9.008815	2,927.853	9.086665		4,912.307	12/31/12
7.942116	121,657.376	8.055826	3,665.277	8.113069		3,832.806	12/31/11
8.405610	189,109.456	8.500108	3,635.663	8.547573		2,973.728	12/31/10
Janus Aspen Series - Janus Henderson VIT		Global Research Portfolio (formerly Janus Aspen Global Research Portfolio)-Institutional Shares (Inception
Date 7/15/1997)
25.794824	352,438.568	27.605175	2,109.597	28.554919		390.659	12/31/19
20.273096	392,347.291	21.630072	2,109.596	22.340396		441.688	12/31/18
22.078771	431,396.406	23.484648	2,183.778	24.218921		429.009	12/31/17
17.627050	454,073.848	18.692742	2,207.166	19.248122		414.903	12/31/16
17.515441	496,729.402	18.517988	2,289.133	19.039311		398.191	12/31/15
18.179808	545,775.439	19.162019	2,445.450	19.671632		382.675	12/31/14
17.160519	592,217.870	18.032743	2,468.687	18.484291		366.309	12/31/13
13.551778	664,771.959	14.197374	6,775.661	14.530865		279.731	12/31/12
11.446628	732,998.451	11.955353	6,529.621	12.217572		317.551	12/31/11
13.458370	829,951.849	14.013887	6,397.044	14.299594		294.411	12/31/10

			Number of	Enhanced Group	Number of
	Number of				Enhanced Group
			Enhanced	with
Standard	Standard	Enhanced Group			with
			Group	Administration
Accumulation	Accumulation	Accumulation			Administration	Year
			Accumulation	Charges Waived
Unit Value	Units	Unit Value			Charges Waived
			Units	Accumulation
	Outstanding				Accumulation
			Outstanding	Unit Value
					Units Outstanding

The Timothy Plan - Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
15.878974	41,394.324	16.753340	0.000	17.207039	0.000	12/31/19
13.921897	42,323.851	14.643909	0.000	15.017721	0.000	12/31/18
15.477896	50,477.858	16.230883	0.000	16.619854	0.000	12/31/17
14.358193	161,904.612	15.011147	0.000	15.347696	0.000	12/31/16
13.757062	166,684.973	14.339025	0.000	14.638316	0.000	12/31/15
14.368777	171,593.195	14.931133	0.000	15.219704	0.000	12/31/14
14.204086	199,342.049	14.715168	0.000	14.976862	0.000	12/31/13
13.083891	190,575.158	13.513526	0.000	13.733046	0.000	12/31/12
12.311332	208,075.572	12.676785	0.000	12.863112	0.000	12/31/11
12.253392	249,890.123	12.578925	0.000	12.744543	0.000	12/31/10
The Timothy Plan - Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
15.600958	45,718.365	16.459418	0.000	16.904879	0.000	12/31/19
13.209699	50,178.348	13.894285	0.000	14.248719	0.000	12/31/18
15.208588	56,554.029	15.947899	0.000	16.329806	0.000	12/31/17
13.756446	182,433.405	14.381517	0.000	14.703695	0.000	12/31/16
13.227041	210,335.013	13.786082	0.000	14.073587	0.000	12/31/15
13.934005	222,875.130	14.478810	0.000	14.758387	0.000	12/31/14
13.910727	249,517.020	14.410726	0.000	14.666741	0.000	12/31/13
11.940945	232,823.335	12.332598	0.000	12.532717	0.000	12/31/12
10.870014	257,828.180	11.192284	0.000	11.356596	0.000	12/31/11
11.448022	283,338.056	11.751714	0.000	11.906237	0.000	12/31/10

The above table gives year-end Accumulation Unit information for each Closed Subaccount for each of the last 10 fiscal years through December 31, 2019. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount was 10.000000 as of its inception date.

The Commodore Spirit® (Contract with Death Benefit Rider No Longer Available*)

∙See Appendix C for more information about the Cancelled Death Benefit Rider.

Optional Death Benefit	Number of Optional Death	Optional Death Benefit	Number of Optional Death
			Benefit (issue age over
(issue age 65 and	Benefit (issue age 65 and	(issue age over 65/under
			65/under 79)	Year
younger) Accumulation	younger) Accumulation	79) Accumulation Unit
			Accumulation Units
Unit Value	Units Outstanding	Value
			Outstanding

Calamos Advisors Trust - Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
18.181889	0.000	17.834378	0.000	12/31/19
14.700908	0.000	14.441887	0.000	12/31/18
15.610865	0.000	15.359310	0.000	12/31/17
13.719647	0.000	13.519049	0.000	12/31/16
13.100558	0.000	12.928668	0.000	12/31/15
13.152503	418.279	12.999715	0.000	12/31/14
12.497481	437.513	12.371117	0.000	12/31/13
10.900516	1,270.754	10.806732	0.000	12/31/12
10.207208	1,258.202	10.134885	0.000	12/31/11
10.560214	420.014	10.501326	0.000	12/31/10
Davis Variable Account Fund, Inc. - Davis Value Portfolio (Inception Date 5/1/2007)
17.702825	0.000	17.364446	0.000	12/31/19
13.701792	0.000	13.460351	0.000	12/31/18
16.102189	0.000	15.842690	0.000	12/31/17
13.330350	0.000	13.135427	0.000	12/31/16
12.096048	0.000	11.937328	0.000	12/31/15
12.087375	0.000	11.946943	0.000	12/31/14
11.570392	0.000	11.453397	0.000	12/31/13
8.803671	533.904	8.727915	0.000	12/31/12
7.904526	533.904	7.848506	0.000	12/31/11
8.374294	0.000	8.327588	0.000	12/31/10
Janus Aspen Series - Janus Henderson VIT Global Research Portfolio (formerly Janus Aspen Global Research Portfolio)-Institutional
Shares (Inception Date 7/15/1997)
25.217393	0.000	24.376430	0.000	12/31/19
19.839395	0.000	19.206981	0.000	12/31/18
21.628509	0.000	20.971161	0.000	12/31/17
17.285041	0.000	16.785137	0.000	12/31/16
17.193039	75.989	16.721243	0.000	12/31/15
17.863305	76.388	17.399595	0.000	12/31/14
16.878876	76.792	16.465770	0.000	12/31/13
13.342878	77.269	13.036141	0.000	12/31/12
11.281669	1,123.593	11.039187	0.000	12/31/11
13.277895	1,124.204	13.012271	0.000	12/31/10
The Timothy Plan - Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
15.597572	44.387	15.184693	0.000	12/31/19
13.689058	45.338	13.347001	0.000	12/31/18
15.234580	46.402	14.876671	0.000	12/31/17
14.146782	47.375	13.835403	0.000	12/31/16
13.568262	48.420	13.289823	0.000	12/31/15
14.185980	245.597	13.916032	0.000	12/31/14
14.037624	216.944	13.791484	0.000	12/31/13
12.943681	186.410	12.736101	0.000	12/31/12
12.191822	206.643	12.014667	0.000	12/31/11
12.146740	3,047.096	11.988431	0.000	12/31/10
The Timothy Plan - Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
15.324599	47.247	14.919234	0.000	12/31/19
12.988867	48.260	12.664550	0.000	12/31/18
14.969620	49.392	14.618229	0.000	12/31/17
13.554009	50.429	13.255943	0.000	12/31/16
13.045617	51.541	12.778165	0.000	12/31/15
13.756845	262.511	13.495353	0.000	12/31/14
13.747812	233.163	13.507042	0.000	12/31/13
11.813071	200.896	11.623867	0.000	12/31/12
10.764584	221.400	10.608383	0.000	12/31/11
11.348485	185.018	11.200818	0.000	12/31/10

The above table gives year-end Accumulation Unit information for each Closed Subaccount for each of the last 10 fiscal years (or the effective date of the Subaccount, if later) to December 31, 2019. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount was 10.000000 as of its inception date.